PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 21.8%
Basic Materials : 0.2%
414,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 429,470
0.1
259,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 268,554
0.0
23,000
(1)(2)
Glencore Funding LLC,
5.893%,
04/04/2054 23,263
0.0
383,000  Nucor Corp., 5.100%,
06/01/2035 389,618
0.1
156,000  Nutrien Ltd., 2.950%,
05/13/2030 147,081
0.0
17,000  Nutrien Ltd., 5.875%,
12/01/2036 17,877
0.0
4,000  Nutrien Ltd., 5.950%,
11/07/2025 4,005
0.0
261,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 268,406
0.0
282,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 290,429
0.0
350,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 333,063
0.0
2,171,766
0.2
Communications : 1.8%
351,000  Alphabet, Inc., 4.500%,
05/15/2035 351,459
0.1
206,000  Alphabet, Inc., 5.250%,
05/15/2055 206,602
0.0
115,000  Alphabet, Inc., 5.300%,
05/15/2065 114,523
0.0
114,000  Amazon.com, Inc.,
2.100%,
05/12/2031 102,613
0.0
406,000  AppLovin Corp.,
5.125%,
12/01/2029 415,442
0.1
337,000  AppLovin Corp.,
5.375%,
12/01/2031 348,744
0.1
137,000  AT&T, Inc., 3.550%,
09/15/2055 94,484
0.0
140,000  AT&T, Inc., 3.650%,
09/15/2059 95,796
0.0
90,000  AT&T, Inc., 3.800%,
12/01/2057 64,229
0.0
270,000  AT&T, Inc., 4.550%,
11/01/2032 268,883
0.0
540,000  AT&T, Inc., 4.900%,
11/01/2035 535,995
0.1
229,000  AT&T, Inc., 4.900%,
08/15/2037 223,433
0.0
271,000  AT&T, Inc., 6.050%,
08/15/2056 281,096
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
148,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 $ 133,567
0.0
395,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 267,719
0.0
96,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 66,568
0.0
180,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 142,658
0.0
253,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 211,546
0.0
482,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 505,898
0.1
219,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 233,472
0.0
268,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 277,486
0.0
371,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 383,792
0.1
100,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 103,472
0.0
358,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 364,582
0.1
95,000
(2)
Comcast Corp.,
1.500%,
02/15/2031 82,164
0.0
88,000  Comcast Corp.,
1.950%,
01/15/2031 78,186
0.0
243,000  Comcast Corp.,
2.650%,
02/01/2030 227,918
0.0
61,000  Comcast Corp.,
3.200%,
07/15/2036 52,052
0.0
65,000  Comcast Corp.,
3.900%,
03/01/2038 57,252
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
105,000  Comcast Corp.,
5.300%,
06/01/2034 $ 108,971
0.0
108,000  Comcast Corp.,
5.500%,
05/15/2064 101,867
0.0
113,000  Comcast Corp.,
5.650%,
06/01/2054 110,977
0.0
320,000  Comcast Corp.,
6.050%,
05/15/2055 330,939
0.1
210,000  Discovery
Communications LLC,
3.625%,
05/15/2030 194,262
0.0
282,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 285,794
0.0
935,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 924,498
0.1
685,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 680,505
0.1
207,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 212,026
0.0
250,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 260,583
0.0
200,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 196,782
0.0
213,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 206,654
0.0
200,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 178,005
0.0
315,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 342,270
0.1
344,000  Netflix, Inc., 5.875%,
11/15/2028 362,806
0.1
33,000  Orange SA, 9.000%,
03/01/2031 40,105
0.0
302,000
(1)
SoftBank Corp.,
4.699%,
07/09/2030 304,576
0.1
530,000  Sprint Capital Corp.,
6.875%,
11/15/2028 570,197
0.1
344,000  Sprint Capital Corp.,
8.750%,
03/15/2032 419,196
0.1
91,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 83,441
0.0
116,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 110,936
0.0
77,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 73,424
0.0
17,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 15,451
0.0
212,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 201,253
0.0
38,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 35,046
0.0
57,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 42,856
0.0
107,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 103,911
0.0
311,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 295,910
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
46,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 $ 45,120
0.0
117,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 105,699
0.0
291,000
(2)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 298,200
0.1
270,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 275,990
0.0
238,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 238,865
0.0
494,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 493,525
0.1
563,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 546,619
0.1
122,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 106,768
0.0
156,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 136,848
0.0
120,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 109,133
0.0
230,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 221,951
0.0
144,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 137,417
0.0
236,000  Vodafone Group PLC,
5.875%,
06/28/2064 235,089
0.0
16,036,096
1.8
Consumer, Cyclical : 2.2%
23,646  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 23,194
0.0
8,579  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 8,416
0.0
478,316  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 463,713
0.1
11,368  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 10,943
0.0
413,061  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 398,933
0.1
267,000  American Honda
Finance Corp., 4.700%,
01/12/2028 270,445
0.0
189,000  American Honda
Finance Corp., 5.650%,
11/15/2028 197,127
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
311,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 $ 315,881
0.0
125,000  AutoZone, Inc., 6.250%,
11/01/2028 132,594
0.0
154,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 158,160
0.0
109,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 112,513
0.0
338,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 344,946
0.0
139,141
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 139,981
0.0
395,000
(1)(2)
Denso Corp., 4.420%,
09/11/2029 397,379
0.1
373,000  Ford Motor Credit
Co. LLC, 3.625%,
06/17/2031 339,345
0.0
616,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 574,797
0.1
611,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 601,129
0.1
57,000  General Motors Co.,
6.250%,
10/02/2043 57,996
0.0
298,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 264,112
0.0
943,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 954,197
0.1
921,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 951,368
0.1
618,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 637,946
0.1
92,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 96,754
0.0
296,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 309,720
0.0
207,000  Genuine Parts Co.,
4.950%,
08/15/2029 210,734
0.0
524,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 528,809
0.1
901,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 918,437
0.1
127,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 130,302
0.0
257,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 262,444
0.0
285,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 292,535
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
373,000
(1)(2)
Hyundai Capital
America, 5.400%,
03/29/2032 $ 383,678
0.1
282,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 291,221
0.0
681,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 712,501
0.1
301,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 319,171
0.0
20,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 15,984
0.0
540,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 535,791
0.1
18,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 18,183
0.0
475,000  Marriott International,
Inc., 4.500%,
10/15/2031 473,097
0.1
233,000  Marriott International,
Inc., 4.800%,
03/15/2030 237,407
0.0
840,000  Marriott International,
Inc., 5.250%,
10/15/2035 847,880
0.1
166,000
(2)
Marriott International,
Inc., 5.350%,
03/15/2035 169,851
0.0
389,000
(1)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 396,426
0.1
117,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 118,138
0.0
482,000  Toyota Motor Corp.,
4.450%,
06/30/2030 487,290
0.1
250,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 253,941
0.0
353,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 361,709
0.0
185,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 193,546
0.0
342,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 344,964
0.0
98,832  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 101,664
0.0
395,884  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 392,656
0.1
523,220  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 499,073
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
290,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 $ 290,998
0.0
295,000
(1)
Volkswagen Group of
America Finance LLC,
4.850%,
09/11/2030 296,327
0.0
699,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 713,818
0.1
759,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 769,384
0.1
354,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 380,412
0.0
886,000  Walmart, Inc., 4.900%,
04/28/2035 911,965
0.1
20,621,925
2.2
Consumer, Non-cyclical : 3.2%
106,000  AbbVie, Inc., 3.200%,
11/21/2029 102,294
0.0
150,000  AbbVie, Inc., 4.050%,
11/21/2039 134,314
0.0
166,000  AbbVie, Inc., 4.650%,
03/15/2028 168,767
0.0
393,000  AbbVie, Inc., 4.950%,
03/15/2031 406,309
0.1
282,000  AbbVie, Inc., 5.600%,
03/15/2055 288,747
0.0
262,000  Altria Group, Inc.,
6.200%,
11/01/2028 276,917
0.0
75,000  Amgen, Inc., 2.200%,
02/21/2027 73,206
0.0
16,000  Amgen, Inc., 2.300%,
02/25/2031 14,414
0.0
53,000  Amgen, Inc., 2.450%,
02/21/2030 49,108
0.0
67,000  Amgen, Inc., 3.150%,
02/21/2040 52,765
0.0
43,000  Amgen, Inc., 5.250%,
03/02/2030 44,583
0.0
75,000  Amgen, Inc., 5.750%,
03/02/2063 74,879
0.0
133,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 126,179
0.0
393,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 405,968
0.1
284,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 291,006
0.0
12,000  BAT Capital Corp.,
3.557%,
08/15/2027 11,880
0.0
267,000  BAT Capital Corp.,
4.390%,
08/15/2037 244,953
0.0
122,000  BAT Capital Corp.,
5.834%,
02/20/2031 129,089
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
68,000  BAT Capital Corp.,
7.079%,
08/02/2043 $ 77,008
0.0
346,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 350,426
0.1
11,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 10,728
0.0
128,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 116,017
0.0
545,000  Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 543,566
0.1
68,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 75,139
0.0
298,000  Campbell Soup Co.,
5.200%,
03/21/2029 306,115
0.0
423,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 426,078
0.1
49,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 50,888
0.0
189,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 166,258
0.0
118,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 108,107
0.0
123,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 126,794
0.0
185,000  Cencora, Inc., 5.125%,
02/15/2034 189,502
0.0
71,000  Centene Corp., 2.450%,
07/15/2028 66,032
0.0
1,114,000  Centene Corp., 3.000%,
10/15/2030 996,097
0.1
359,000  Cigna Group, 2.375%,
03/15/2031 323,088
0.1
356,000  Cigna Group, 4.800%,
08/15/2038 339,870
0.1
170,000  Cigna Group, 5.250%,
02/15/2034 175,048
0.0
540,000  Cigna Group, 5.250%,
01/15/2036 547,094
0.1
489,000  Cigna Group, 5.600%,
02/15/2054 481,199
0.1
304,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 314,344
0.0
186,000  CVS Health Corp.,
4.125%,
04/01/2040 158,122
0.0
415,000  CVS Health Corp.,
4.780%,
03/25/2038 389,132
0.1
97,000  CVS Health Corp.,
5.050%,
03/25/2048 86,382
0.0
122,000  CVS Health Corp.,
5.125%,
02/21/2030 125,088
0.0
360,000  CVS Health Corp.,
5.450%,
09/15/2035 367,121
0.0
22,000  CVS Health Corp.,
6.000%,
06/01/2063 21,690
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
9,928  CVS Pass-Through
Trust, 6.943%,
01/10/2030 $ 10,376
0.0
510,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 519,813
0.1
270,000  Elevance Health, Inc.,
4.600%,
09/15/2032 268,438
0.0
279,000  Elevance Health, Inc.,
4.950%,
11/01/2031 284,197
0.0
143,000  Elevance Health, Inc.,
5.200%,
02/15/2035 145,806
0.0
465,000  Eli Lilly & Co., 5.500%,
02/12/2055 475,309
0.1
396,000
(1)
EMD Finance LLC,
4.625%,
10/15/2032 395,598
0.1
184,000  Equifax, Inc., 3.100%,
05/15/2030 174,186
0.0
558,000  Gilead Sciences, Inc.,
5.100%,
06/15/2035 573,541
0.1
281,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 284,640
0.0
339,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 341,972
0.1
150,000  Global Payments, Inc.,
4.450%,
06/01/2028 150,364
0.0
38,000
(2)
Global Payments, Inc.,
5.950%,
08/15/2052 37,328
0.0
106,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 111,364
0.0
72,000  HCA, Inc., 2.375%,
07/15/2031 63,892
0.0
40,000  HCA, Inc., 3.375%,
03/15/2029 38,818
0.0
384,000  HCA, Inc., 3.500%,
09/01/2030 366,898
0.1
61,000  HCA, Inc., 4.375%,
03/15/2042 52,234
0.0
628,000  HCA, Inc., 4.500%,
02/15/2027 629,317
0.1
170,000  HCA, Inc., 5.125%,
06/15/2039 163,886
0.0
223,000  HCA, Inc., 5.450%,
04/01/2031 231,857
0.0
347,000  HCA, Inc., 6.000%,
04/01/2054 347,914
0.1
39,000  HCA, Inc., 6.100%,
04/01/2064 39,190
0.0
434,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 445,989
0.1
479,000  Hershey Co., 4.950%,
02/24/2032 494,171
0.1
227,000  Humana, Inc., 5.375%,
04/15/2031 233,560
0.0
524,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 547,113
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
524,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 $ 543,830
0.1
267,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 279,723
0.0
203,000
(1)
Japan Tobacco, Inc.,
5.250%,
06/15/2030 210,278
0.0
7,000  Johnson & Johnson,
2.100%,
09/01/2040 4,938
0.0
103,000  Johnson & Johnson,
3.625%,
03/03/2037 93,596
0.0
144,000  Johnson & Johnson,
4.700%,
03/01/2030 148,364
0.0
28,000  Johnson & Johnson,
5.850%,
07/15/2038 30,996
0.0
207,000  Kenvue, Inc., 4.850%,
05/22/2032 210,087
0.0
168,000  Kenvue, Inc., 5.050%,
03/22/2028 171,689
0.0
223,000  Kroger Co., 5.500%,
09/15/2054 217,536
0.0
292,000  Kroger Co., 5.650%,
09/15/2064 285,046
0.0
189,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 188,115
0.0
206,000
(1)
Mars, Inc., 5.000%,
03/01/2032 210,840
0.0
423,000
(1)
Mars, Inc., 5.200%,
03/01/2035 432,583
0.1
210,000
(1)
Mars, Inc., 5.650%,
05/01/2045 213,171
0.0
282,000
(1)
Mars, Inc., 5.700%,
05/01/2055 285,854
0.0
237,000  McKesson Corp.,
4.250%,
09/15/2029 238,082
0.0
309,000  McKesson Corp.,
4.950%,
05/30/2032 316,516
0.1
283,000  McKesson Corp.,
5.250%,
05/30/2035 291,613
0.0
173,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 174,829
0.0
289,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 274,519
0.0
239,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 243,239
0.0
341,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 348,458
0.1
70,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 64,376
0.0
71,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 66,926
0.0
366,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 371,731
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
162,000  Quest Diagnostics, Inc.,
5.000%,
12/15/2034 $ 164,045
0.0
118,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 130,994
0.0
81,000  Reynolds American,
Inc., 5.850%,
08/15/2045 80,315
0.0
302,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 302,090
0.0
581,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 615,812
0.1
354,000  Royalty Pharma PLC,
1.750%,
09/02/2027 338,320
0.1
292,000  Royalty Pharma PLC,
2.200%,
09/02/2030 262,224
0.0
66,000  Royalty Pharma PLC,
3.300%,
09/02/2040 50,661
0.0
103,000  S&P Global, Inc.,
1.250%,
08/15/2030 89,775
0.0
275,000  S&P Global, Inc.,
2.700%,
03/01/2029 262,806
0.0
230,000
(2)
Solventum Corp.,
5.450%,
03/13/2031 239,949
0.0
139,000  Solventum Corp.,
5.600%,
03/23/2034 144,791
0.0
177,000
(2)
Solventum Corp.,
5.900%,
04/30/2054 181,956
0.0
278,000  Stryker Corp., 4.850%,
02/10/2030 285,009
0.0
129,000  Sysco Corp., 5.400%,
03/23/2035 133,492
0.0
325,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 334,798
0.1
257,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 258,873
0.0
302,000  Takeda US Financing,
Inc., 5.200%,
07/07/2035 307,088
0.0
331,000  Takeda US Financing,
Inc., 5.900%,
07/07/2055 341,257
0.1
340,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 352,040
0.1
199,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 205,908
0.0
229,000  Unilever Capital Corp.,
4.625%,
08/12/2034 230,293
0.0
35,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 26,094
0.0
102,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 85,126
0.0
133,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 136,552
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
52,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 $ 49,884
0.0
238,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 237,138
0.0
137,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 136,907
0.0
132,000  Viatris, Inc., 2.700%,
06/22/2030 118,884
0.0
102,000  Viatris, Inc., 3.850%,
06/22/2040 77,824
0.0
152,000  Viatris, Inc., 4.000%,
06/22/2050 103,771
0.0
247,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 255,884
0.0
29,717,577
3.2
Energy : 1.5%
203,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 199,648
0.0
421,000  APA Corp., 6.750%,
02/15/2055 424,762
0.1
58,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 58,863
0.0
44,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 44,896
0.0
262,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 270,728
0.0
174,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 173,040
0.0
233,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 241,629
0.0
63,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 57,570
0.0
191,000
(1)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 194,630
0.0
8,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 7,777
0.0
227,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 226,338
0.0
216,000  Chevron USA, Inc.,
4.500%,
10/15/2032 217,877
0.0
405,000  Chevron USA, Inc.,
4.850%,
10/15/2035 410,023
0.1
462,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 469,351
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
373,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 $ 389,346
0.1
89,000  ConocoPhillips Co.,
5.700%,
09/15/2063 88,355
0.0
290,000
(2)
Devon Energy Corp.,
5.200%,
09/15/2034 288,869
0.0
108,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 84,847
0.0
82,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 79,011
0.0
222,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 227,548
0.0
234,000
(2)(3)
Enbridge (US) Inc. 20-
A, 5.750%,
07/15/2080 236,651
0.0
184,000  Energy Transfer L.P.,
3.750%,
05/15/2030 178,716
0.0
27,000  Energy Transfer L.P.,
4.900%,
03/15/2035 26,292
0.0
185,000  Energy Transfer L.P.,
5.200%,
04/01/2030 190,829
0.0
148,000  Energy Transfer L.P.,
5.300%,
04/01/2044 135,679
0.0
77,000  Energy Transfer L.P.,
5.350%,
05/15/2045 70,695
0.0
91,000  Energy Transfer L.P.,
6.050%,
09/01/2054 89,411
0.0
67,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 68,370
0.0
139,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 140,220
0.0
407,000
(3)
Enterprise Products
Operating LLC D,
7.433%, (TSFR3M +
3.248%),
08/16/2077 407,326
0.1
477,000  EOG Resources, Inc.,
5.000%,
07/15/2032 488,228
0.1
262,000  EOG Resources, Inc.,
5.350%,
01/15/2036 269,114
0.0
787,000  Equinor ASA, 4.500%,
09/03/2030 799,527
0.1
450,000  Hess Corp., 4.300%,
04/01/2027 451,678
0.1
66,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 60,634
0.0
84,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 80,209
0.0
357,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 364,450
0.1
269,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 277,831
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
301,000  MPLX L.P., 2.650%,
08/15/2030 $ 276,464
0.0
75,000  MPLX L.P., 4.800%,
02/15/2031 75,482
0.0
271,000  MPLX L.P., 5.000%,
01/15/2033 270,458
0.0
78,000  MPLX L.P., 5.500%,
06/01/2034 79,537
0.0
123,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 125,186
0.0
91,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 88,873
0.0
308,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 324,674
0.1
160,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 162,733
0.0
33,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 34,528
0.0
41,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 43,026
0.0
82,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 84,332
0.0
216,000  ONEOK, Inc., 6.250%,
10/15/2055 219,501
0.0
112,000  Ovintiv, Inc., 5.650%,
05/15/2028 115,384
0.0
478,000  Ovintiv, Inc., 7.100%,
07/15/2053 516,700
0.1
268,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 267,765
0.0
110,000
(1)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 102,635
0.0
214,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 220,492
0.0
71,000  Targa Resources Corp.,
5.500%,
02/15/2035 72,291
0.0
43,000  Targa Resources Corp.,
6.250%,
07/01/2052 43,899
0.0
205,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 205,650
0.0
63,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 62,830
0.0
291,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 299,451
0.1
120,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 114,488
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
430,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 $ 437,458
0.1
302,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 302,597
0.1
129,000  Williams Cos., Inc.,
4.900%,
03/15/2029 131,433
0.0
285,000  Woodside Finance Ltd.,
5.400%,
05/19/2030 292,735
0.0
266,000
(2)
Woodside Finance Ltd.,
5.700%,
05/19/2032 276,342
0.0
352,000  Woodside Finance Ltd.,
6.000%,
05/19/2035 367,617
0.1
14,105,529
1.5
Financial : 7.2%
200,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 180,909
0.0
238,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 242,545
0.0
157,000  Alleghany Corp.,
3.250%,
08/15/2051 109,350
0.0
410,000
(3)
American Express Co.,
4.351%,
07/20/2029 412,481
0.1
286,000
(3)
American Express Co.,
5.098%,
02/16/2028 289,872
0.0
166,000
(3)
American Express Co.,
5.282%,
07/27/2029 171,244
0.0
343,000
(3)
American Express Co.,
5.532%,
04/25/2030 358,500
0.0
41,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 38,413
0.0
144,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 143,683
0.0
334,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 344,927
0.0
343,000  American International
Group, Inc., 3.400%,
06/30/2030 328,851
0.0
74,000  American Tower Corp.,
2.700%,
04/15/2031 67,554
0.0
60,000  American Tower Corp.,
3.600%,
01/15/2028 59,280
0.0
182,000  American Tower Corp.,
3.650%,
03/15/2027 180,720
0.0
112,000  American Tower Corp.,
5.250%,
07/15/2028 115,220
0.0
88,000  American Tower Corp.,
5.500%,
03/15/2028 90,721
0.0
221,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 231,441
0.0
125,000  Aon North America, Inc.,
5.125%,
03/01/2027 126,789
0.0
280,000  Aon North America, Inc.,
5.150%,
03/01/2029 288,211
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
656,000
(1)
Athene Global Funding,
5.322%,
11/13/2031 $ 671,748
0.1
153,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 153,714
0.0
704,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 720,297
0.1
600,000  Banco Santander SA,
5.439%,
07/15/2031 630,173
0.1
400,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 414,456
0.1
90,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 79,859
0.0
209,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 187,390
0.0
354,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 328,150
0.0
316,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 287,943
0.0
1,267,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 1,247,887
0.1
60,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 59,621
0.0
115,000
(2)(3)
Bank of America Corp.,
5.464%,
05/09/2036 119,954
0.0
189,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 197,647
0.0
415,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 425,250
0.1
404,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 419,898
0.1
380,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 407,352
0.1
612,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 606,524
0.1
470,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 445,279
0.1
57,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 52,769
0.0
434,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 425,122
0.1
306,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 290,525
0.0
381,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 347,067
0.0
424,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 408,521
0.1
87,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 86,590
0.0
1,415,000
(2)(3)
Bank of Montreal,
4.640%,
09/10/2030 1,435,120
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
166,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 $ 171,825
0.0
470,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 475,578
0.1
409,000
(1)
Banque Federative
du Credit Mutuel SA,
4.591%,
10/16/2028 412,880
0.1
200,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 200,387
0.0
341,000
(3)
Barclays PLC, 5.367%,
02/25/2031 351,708
0.0
172,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 160,794
0.0
409,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 351,498
0.0
56,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 52,164
0.0
364,000
(1)(3)
BNP Paribas SA,
5.085%,
05/09/2031 371,031
0.1
735,000
(1)
BPCE SA, 5.281%,
05/30/2029 757,713
0.1
371,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 383,809
0.1
332,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 336,725
0.0
221,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 229,305
0.0
222,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 216,334
0.0
166,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 176,314
0.0
494,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 497,126
0.1
440,000  CME Group, Inc.,
4.400%,
03/15/2030 445,183
0.1
434,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 445,514
0.1
490,000
(3)
CoBank ACB M,
7.125%,
12/31/2199 508,297
0.1
906,000
(1)(3)
Cooperatieve
Rabobank UA, 5.710%,
01/21/2033 953,318
0.1
444,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 440,371
0.1
84,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 80,262
0.0
109,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 114,731
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
323,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 $ 344,938
0.0
695,000
(1)(3)
Credit Agricole SA,
4.818%,
09/25/2033 690,955
0.1
399,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 405,812
0.1
176,000  Crown Castle, Inc.,
2.100%,
04/01/2031 154,163
0.0
46,000  Crown Castle, Inc.,
2.500%,
07/15/2031 40,978
0.0
136,000  Crown Castle, Inc.,
2.900%,
03/15/2027 133,436
0.0
184,000  Crown Castle, Inc.,
3.300%,
07/01/2030 174,383
0.0
401,000  Crown Castle, Inc.,
4.800%,
09/01/2028 406,830
0.1
416,000  Crown Castle, Inc.,
4.900%,
09/01/2029 422,132
0.1
56,000  Crown Castle, Inc.,
5.100%,
05/01/2033 56,698
0.0
201,000  Crown Castle, Inc.,
5.600%,
06/01/2029 208,944
0.0
96,000  Crown Castle, Inc.,
5.800%,
03/01/2034 101,076
0.0
232,000  CubeSmart L.P.,
2.250%,
12/15/2028 218,529
0.0
270,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 271,556
0.0
345,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 359,081
0.0
813,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 800,489
0.1
719,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 748,914
0.1
271,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 276,590
0.0
328,000
(1)
EQT AB, 5.850%,
05/08/2035 339,139
0.0
447,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 458,333
0.1
533,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 535,658
0.1
196,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 193,369
0.0
165,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 163,426
0.0
140,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 142,843
0.0
641,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 663,740
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
90,000
(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 $ 91,265
0.0
474,000  First Industrial L.P.,
5.250%,
01/15/2031 486,465
0.1
695,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 696,665
0.1
242,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 243,726
0.0
135,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 138,407
0.0
156,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 160,650
0.0
169,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 176,853
0.0
588,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 610,059
0.1
9,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 9,579
0.0
117,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 76,039
0.0
745,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.598%,
(TSFR3M + 2.387%),
02/12/2067 697,504
0.1
420,000  Horace Mann Educators
Corp., 4.700%,
10/01/2030 416,063
0.1
202,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 203,502
0.0
645,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 608,925
0.1
315,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 285,589
0.0
267,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 272,668
0.0
351,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 365,413
0.1
399,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 403,330
0.1
340,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 308,492
0.0
917,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 906,597
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
140,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 $ 145,582
0.0
307,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 265,472
0.0
512,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 483,521
0.1
46,000
(2)
Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 44,520
0.0
450,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 427,082
0.1
91,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 88,226
0.0
88,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 83,125
0.0
14,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2051 9,688
0.0
245,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 241,800
0.0
343,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 345,923
0.0
306,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 309,665
0.0
241,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 247,266
0.0
237,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 242,834
0.0
109,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 112,599
0.0
235,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 240,197
0.0
1,046,000
(2)(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 1,103,070
0.1
188,000
(3)
JPMorgan Chase & Co.,
5.576%,
07/23/2036 195,033
0.0
235,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 245,527
0.0
140,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 149,219
0.0
21,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 20,950
0.0
528,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 571,803
0.1
347,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 353,324
0.0
276,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 282,209
0.0
229,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 233,436
0.0
365,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 368,891
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
226,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 $ 234,035
0.0
1,903,000
(3)
M&T Bank Corp.,
5.400%,
07/30/2035 1,918,082
0.2
152,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 158,309
0.0
421,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 434,179
0.1
949,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 996,295
0.1
158,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 154,655
0.0
172,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 149,447
0.0
499,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 493,832
0.1
171,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 175,293
0.0
195,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 201,424
0.0
964,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 1,017,536
0.1
403,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 412,573
0.1
524,000  National Bank of
Canada, 5.600%,
12/18/2028 546,805
0.1
250,000
(1)
National Securities
Clearing Corp., 4.700%,
05/20/2030 255,579
0.0
205,000
(1)
Nationwide Building
Society, 4.351%,
09/30/2030 204,321
0.0
389,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 397,445
0.1
246,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 259,511
0.0
558,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 579,076
0.1
305,000  NNN REIT, Inc.,
4.600%,
02/15/2031 306,429
0.0
208,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 224,020
0.0
227,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 236,757
0.0
269,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 273,193
0.0
39,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 33,249
0.0
44,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 45,296
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
258,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 $ 278,745
0.0
426,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 439,976
0.1
79,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 82,100
0.0
411,000  Raymond James
Financial, Inc., 5.650%,
09/11/2055 408,233
0.1
123,000  Realty Income Corp.,
3.950%,
08/15/2027 122,916
0.0
717,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 623,877
0.1
79,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 82,035
0.0
223,000
(3)
Royal Bank of Canada,
4.696%,
08/06/2031 226,037
0.0
349,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 353,190
0.0
204,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 208,834
0.0
205,000
(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 211,290
0.0
105,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 95,408
0.0
248,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 242,269
0.0
617,000
(3)
State Street Corp.,
3.031%,
11/01/2034 579,422
0.1
323,000
(3)
State Street Corp.,
4.675%,
10/22/2032 327,339
0.0
164,000  State Street Corp.,
4.729%,
02/28/2030 167,680
0.0
449,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 429,482
0.1
397,000  Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 411,557
0.1
453,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 475,483
0.1
327,000  Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 342,365
0.0
265,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 276,907
0.0
450,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 465,707
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
198,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 $ 209,851
0.0
118,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 127,177
0.0
290,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 287,098
0.0
909,000
(1)(3)
UBS Group AG,
5.379%,
09/06/2045 910,036
0.1
253,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 301,655
0.0
298,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 329,497
0.0
41,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 42,781
0.0
982,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 1,030,943
0.1
61,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 67,798
0.0
55,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 54,514
0.0
427,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 433,430
0.1
8,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 8,023
0.0
505,000
(1)
Wynnton Funding Trust,
5.251%,
08/15/2035 509,419
0.1
846,000
(1)
Wynnton Funding Trust
II, 5.991%,
08/15/2055 868,984
0.1
66,382,598
7.2
Industrial : 1.6%
202,000  3M Co., 5.150%,
03/15/2035 207,022
0.0
246,000  AGCO Corp., 5.450%,
03/21/2027 249,674
0.0
147,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 151,955
0.0
416,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 426,017
0.1
505,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 520,240
0.1
450,000  Berry Global, Inc.,
1.650%,
01/15/2027 436,079
0.1
123,000  Boeing Co., 5.930%,
05/01/2060 122,973
0.0
39,000  Boeing Co., 6.858%,
05/01/2054 44,517
0.0
232,000  Boeing Co., 7.008%,
05/01/2064 268,772
0.0
127,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 120,673
0.0
138,000  Carrier Global Corp.,
2.722%,
02/15/2030 129,386
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
131,000  Carrier Global Corp.,
5.900%,
03/15/2034 $ 140,645
0.0
190,000  Caterpillar Financial
Services Corp., 4.700%,
11/15/2029 194,705
0.0
349,000  Caterpillar, Inc.,
5.200%,
05/15/2035 361,216
0.1
418,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 428,200
0.1
431,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 446,198
0.1
373,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 384,769
0.1
45,000  CSX Corp., 4.650%,
03/01/2068 38,209
0.0
25,000
(1)
FedEx Corp., 4.550%,
04/01/2046 21,019
0.0
852,000  Flex Ltd., 5.250%,
01/15/2032 874,144
0.1
184,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 176,170
0.0
295,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 281,277
0.0
103,000  GATX Corp., 4.000%,
06/30/2030 101,350
0.0
71,000  GATX Corp., 6.050%,
06/05/2054 73,873
0.0
449,000  HEICO Corp., 5.250%,
08/01/2028 461,161
0.1
337,000  Honeywell International,
Inc., 4.750%,
02/01/2032 343,372
0.1
114,000  Honeywell International,
Inc., 5.000%,
03/01/2035 115,954
0.0
184,000
(2)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 181,540
0.0
65,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 67,812
0.0
728,000  John Deere Capital
Corp., 4.400%,
09/08/2031 733,461
0.1
250,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 257,027
0.0
394,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 406,475
0.1
75,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 78,408
0.0
32,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 33,197
0.0
80,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 84,892
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
17,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 $ 17,989
0.0
72,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 71,702
0.0
84,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 82,463
0.0
510,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 524,720
0.1
307,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 316,801
0.1
754,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 775,855
0.1
261,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 245,783
0.0
265,000  Ryder System, Inc.,
5.000%,
03/15/2030 271,759
0.0
149,000
(2)
Ryder System, Inc.,
6.600%,
12/01/2033 166,995
0.0
196,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 200,789
0.0
235,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 241,485
0.0
41,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 42,493
0.0
299,000
(2)
Ryder System,
Inc., MTN, 5.500%,
06/01/2029 312,104
0.0
60,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 58,157
0.0
572,000  Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 589,397
0.1
249,000  Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 258,538
0.0
220,000  Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 224,930
0.0
216,000  Sonoco Products Co.,
4.600%,
09/01/2029 217,388
0.0
46,000  Union Pacific Corp.,
3.750%,
02/05/2070 32,057
0.0
9,000  Union Pacific Corp.,
3.799%,
04/06/2071 6,353
0.0
13,000  Union Pacific Corp.,
4.100%,
09/15/2067 9,910
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
223,000  Union Pacific Corp.,
5.100%,
02/20/2035 $ 229,404
0.0
25,000  Union Pacific Corp.,
5.150%,
01/20/2063 23,492
0.0
275,000  United Parcel
Service, Inc., 5.950%,
05/14/2055 287,477
0.0
129,000  United Parcel
Service, Inc., 6.050%,
05/14/2065 135,156
0.0
235,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 238,330
0.0
14,543,909
1.6
Technology : 1.9%
751,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 750,350
0.1
378,000  Adobe, Inc., 4.950%,
01/17/2030 391,890
0.1
416,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 408,255
0.1
414,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 376,665
0.1
564,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 481,523
0.1
245,000  Broadcom, Inc.,
4.800%,
10/15/2034 246,808
0.0
332,000  Broadcom, Inc.,
4.900%,
07/15/2032 339,727
0.0
664,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 662,510
0.1
194,000  Broadcom, Inc.,
5.050%,
04/15/2030 200,709
0.0
188,000  Broadcom, Inc.,
5.150%,
11/15/2031 195,398
0.0
93,000  Broadcom, Inc.,
5.200%,
04/15/2032 96,862
0.0
292,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 293,980
0.0
181,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 184,261
0.0
296,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 302,351
0.0
304,000  Fiserv, Inc., 5.150%,
03/15/2027 308,110
0.0
111,000  Fiserv, Inc., 5.150%,
08/12/2034 112,378
0.0
214,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 223,153
0.0
488,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 514,889
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
282,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 $ 301,171
0.0
402,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 406,339
0.1
730,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 698,633
0.1
156,000  HP, Inc., 2.650%,
06/17/2031 140,766
0.0
332,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 338,794
0.0
43,000  Intel Corp., 2.800%,
08/12/2041 30,095
0.0
5,000
(2)
Intel Corp., 5.200%,
02/10/2033 5,113
0.0
21,000
(2)
Intel Corp., 5.600%,
02/21/2054 20,178
0.0
257,000  Intel Corp., 5.700%,
02/10/2053 248,706
0.0
587,000  International Business
Machines Corp.,
4.800%,
02/10/2030 600,902
0.1
279,000  International Business
Machines Corp.,
5.000%,
02/10/2032 287,458
0.0
279,000  International Business
Machines Corp.,
5.200%,
02/10/2035 286,519
0.0
413,000  International Business
Machines Corp.,
5.700%,
02/10/2055 418,994
0.1
456,000  Intuit, Inc., 5.500%,
09/15/2053 459,649
0.1
235,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 224,040
0.0
210,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 219,155
0.0
277,000  Micron Technology, Inc.,
5.800%,
01/15/2035 291,546
0.0
840,000  Micron Technology, Inc.,
6.050%,
11/01/2035 897,986
0.1
393,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 375,261
0.1
186,000  NetApp, Inc., 5.500%,
03/17/2032 193,627
0.0
34,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 32,686
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 236,204
0.0
692,000  Oracle Corp., 2.300%,
03/25/2028 661,723
0.1
61,000  Oracle Corp., 2.800%,
04/01/2027 59,831
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
123,000  Oracle Corp., 3.250%,
11/15/2027 $ 120,871
0.0
214,000  Oracle Corp., 3.800%,
11/15/2037 185,096
0.0
26,000  Oracle Corp., 3.850%,
07/15/2036 23,162
0.0
77,000  Oracle Corp., 3.850%,
04/01/2060 52,992
0.0
25,000  Oracle Corp., 3.900%,
05/15/2035 22,794
0.0
225,000  Oracle Corp., 5.200%,
09/26/2035 226,325
0.0
459,000  Oracle Corp., 5.375%,
09/27/2054 421,942
0.1
193,000  Oracle Corp., 5.500%,
09/27/2064 176,890
0.0
260,000  Oracle Corp., 5.875%,
09/26/2045 260,856
0.0
535,000  Oracle Corp., 5.950%,
09/26/2055 533,725
0.1
356,000  Oracle Corp., 6.000%,
08/03/2055 357,637
0.1
325,000  Oracle Corp., 6.100%,
09/26/2065 324,643
0.0
147,000  Oracle Corp., 6.125%,
08/03/2065 147,678
0.0
190,000  Qualcomm, Inc.,
4.750%,
05/20/2032 193,654
0.0
382,000  Qualcomm, Inc.,
6.000%,
05/20/2053 410,912
0.1
184,000  Synopsys, Inc., 5.000%,
04/01/2032 188,090
0.0
216,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 223,711
0.0
184,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 168,581
0.0
17,564,754
1.9
Utilities : 2.2%
434,000  AEP Texas, Inc.,
5.450%,
05/15/2029 450,499
0.1
123,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 125,703
0.0
211,000
(1)
AES Corp., 3.950%,
07/15/2030 203,989
0.0
291,000  AES Corp., 5.450%,
06/01/2028 298,116
0.1
309,000  AES Corp., 5.800%,
03/15/2032 320,074
0.1
90,000  Alabama Power Co.,
5.850%,
11/15/2033 96,634
0.0
14,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 12,960
0.0
214,000  Ameren Corp., 1.750%,
03/15/2028 202,253
0.0
177,000  Ameren Corp., 5.000%,
01/15/2029 181,042
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
119,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 $ 106,825
0.0
227,000  Avangrid, Inc., 3.800%,
06/01/2029 222,964
0.0
139,000  Black Hills Corp.,
3.050%,
10/15/2029 132,078
0.0
1,085,000  Black Hills Corp.,
4.550%,
01/31/2031 1,085,650
0.1
92,000  Black Hills Corp.,
6.000%,
01/15/2035 98,022
0.0
175,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 184,736
0.0
185,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 191,505
0.0
128,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 118,360
0.0
258,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 252,052
0.0
27,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 29,027
0.0
67,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 68,970
0.0
268,000  DTE Energy Co.,
5.200%,
04/01/2030 276,265
0.0
97,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 88,874
0.0
24,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 26,624
0.0
174,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 156,518
0.0
72,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 77,749
0.0
282,000  Duke Energy Progress
LLC, 5.550%,
03/15/2055 283,908
0.0
115,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 103,520
0.0
156,000  Entergy Corp., 2.400%,
06/15/2031 139,527
0.0
99,000  Entergy Corp., 2.800%,
06/15/2030 92,427
0.0
160,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 163,297
0.0
328,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 305,523
0.1
91,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 93,219
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
146,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 $ 148,941
0.0
64,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 68,929
0.0
184,000  Eversource Energy,
2.550%,
03/15/2031 166,011
0.0
67,000  Eversource Energy,
5.125%,
05/15/2033 67,968
0.0
112,000  Eversource Energy,
5.500%,
01/01/2034 115,749
0.0
266,000  Eversource Energy,
5.950%,
02/01/2029 278,730
0.0
60,000  Exelon Corp., 4.950%,
06/15/2035 59,328
0.0
391,000  Exelon Corp., 5.150%,
03/15/2028 400,156
0.1
182,000  Exelon Corp., 5.150%,
03/15/2029 187,295
0.0
327,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 325,075
0.1
147,000  Florida Power &
Light Co., 4.625%,
05/15/2030 149,813
0.0
166,000  Florida Power &
Light Co., 5.300%,
06/15/2034 173,278
0.0
21,000  Florida Power &
Light Co., 5.400%,
09/01/2035 21,957
0.0
13,000  Florida Power &
Light Co., 5.650%,
02/01/2037 13,817
0.0
19,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 20,634
0.0
55,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 53,898
0.0
39,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 34,897
0.0
64,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 67,020
0.0
235,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 242,534
0.0
275,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 285,084
0.1
64,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 67,025
0.0
24,000  Mississippi Power Co.,
4.750%,
10/15/2041 21,631
0.0
306,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 303,398
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
169,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 $ 178,763
0.0
45,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 43,208
0.0
228,000  National Grid PLC,
5.418%,
01/11/2034 236,854
0.0
357,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 331,864
0.1
103,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 93,094
0.0
28,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 27,179
0.0
47,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 45,937
0.0
238,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 242,927
0.0
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 120,846
0.0
23,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 24,687
0.0
384,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.482%,
(TSFR3M + 3.172%),
04/30/2043 383,226
0.1
161,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 139,221
0.0
20,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 19,761
0.0
361,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 351,184
0.1
371,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 362,269
0.1
222,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 230,691
0.0
216,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 224,479
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
268,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 $ 284,155
0.0
249,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 224,334
0.0
41,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 40,822
0.0
322,000  NiSource, Inc., 5.850%,
04/01/2055 326,922
0.1
559,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 573,505
0.1
110,000  NSTAR Electric Co.,
1.950%,
08/15/2031 96,312
0.0
72,000  NSTAR Electric Co.,
5.400%,
06/01/2034 75,006
0.0
109,000  OGE Energy Corp.,
5.450%,
05/15/2029 113,286
0.0
144,000  ONE Gas, Inc., 5.100%,
04/01/2029 148,545
0.0
74,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 59,450
0.0
65,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 54,613
0.0
37,000  PacifiCorp, 4.100%,
02/01/2042 30,702
0.0
248,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 254,571
0.0
349,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 365,404
0.1
112,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 116,198
0.0
187,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 166,013
0.0
209,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 213,812
0.0
382,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 394,370
0.1
80,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 82,495
0.0
372,000
(3)
Sempra, 6.400%,
10/01/2054 380,632
0.1
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 1,534,246
0.2
503,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 496,944
0.1
64,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 65,574
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
806,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 $ 823,366
0.1
45,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 46,928
0.0
252,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 256,602
0.0
120,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 113,197
0.0
116,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 120,544
0.0
267,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 277,000
0.0
20,253,816
2.2
Total Corporate Bonds/
Notes
(Cost $197,385,108)
201,397,970
21.8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 16.5%
Federal Home Loan Mortgage Corporation : 2.8%
(4)
93,932
2.500
%,
05/01/2030 91,005
0.0
229,695
2.500
%,
05/01/2030 222,356
0.0
374,740
2.500
%,
06/01/2030 362,796
0.0
1,592,332
3.000
%,
03/01/2045 1,452,607
0.2
1,659,898
3.000
%,
03/01/2045 1,521,449
0.2
1,582,240
3.000
%,
04/01/2045 1,447,981
0.2
1,625,223
3.000
%,
04/01/2045 1,484,966
0.2
2,934,996
3.000
%,
10/01/2046 2,657,463
0.3
624,672
3.500
%,
08/01/2042 590,020
0.1
1,717,082
3.500
%,
03/01/2045 1,616,432
0.2
219,313
3.500
%,
04/01/2045 205,733
0.0
752,543
3.500
%,
05/01/2045 706,254
0.1
328,335
3.500
%,
06/01/2045 307,733
0.0
413,730
3.500
%,
07/01/2045 389,652
0.0
430,669
3.500
%,
07/01/2045 406,057
0.1
119,963
3.500
%,
08/01/2045 112,386
0.0
358,870
3.500
%,
08/01/2045 338,136
0.0
409,584
3.500
%,
08/01/2045 385,746
0.0
429,581
3.500
%,
08/01/2045 402,802
0.0
500,755
3.500
%,
08/01/2045 470,781
0.1
494,820
3.500
%,
09/01/2045 464,179
0.1
663,589
3.500
%,
09/01/2045 624,971
0.1
770,074
3.500
%,
11/01/2045 717,319
0.1
423,993
4.000
%,
10/01/2041 411,212
0.1
439,268
4.000
%,
12/01/2041 426,260
0.1
114,120
4.000
%,
07/01/2045 110,056
0.0
68,804
4.000
%,
09/01/2045 66,089
0.0
589,260
4.000
%,
09/01/2045 562,200
0.1
928,630
4.000
%,
09/01/2045 895,561
0.1
1,167,066
4.000
%,
09/01/2045 1,125,021
0.1
486,926
4.000
%,
05/01/2047 471,136
0.1
156,341
4.000
%,
11/01/2047 150,172
0.0
151,899
4.000
%,
03/01/2048 146,300
0.0
635,878
4.000
%,
06/01/2048 616,332
0.1
3,022
4.500
%,
06/01/2039 3,044
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
8,274
4.500
%,
09/01/2040 $ 8,296
0.0
30,115
4.500
%,
03/01/2041 30,175
0.0
143,362
4.500
%,
08/01/2041 143,398
0.0
233,721
4.500
%,
08/01/2041 234,284
0.0
90,790
4.500
%,
09/01/2041 90,887
0.0
105,160
4.500
%,
09/01/2041 105,349
0.0
183,516
4.500
%,
09/01/2041 183,902
0.0
639,725
4.500
%,
09/01/2041 639,228
0.1
4,839
5.000
%,
05/01/2028 4,878
0.0
40,431
5.000
%,
05/01/2035 41,424
0.0
120,219
5.000
%,
01/01/2041 123,331
0.0
74,134
5.000
%,
04/01/2041 75,023
0.0
4,089
5.500
%,
03/01/2034 4,199
0.0
648
5.500
%,
05/01/2036 656
0.0
29,893
5.500
%,
06/01/2036 31,105
0.0
3,424
5.500
%,
12/01/2036 3,569
0.0
17,402
5.500
%,
03/01/2037 17,881
0.0
4,534
5.500
%,
04/01/2037 4,722
0.0
28,756
5.500
%,
05/01/2037 29,972
0.0
47,735
5.500
%,
07/01/2037 49,754
0.0
6,214
5.500
%,
09/01/2037 6,456
0.0
5,407
5.500
%,
10/01/2037 5,629
0.0
16,372
5.500
%,
11/01/2037 17,065
0.0
15,439
5.500
%,
12/01/2037 16,022
0.0
53,279
5.500
%,
12/01/2037 55,510
0.0
3,263
5.500
%,
01/01/2038 3,376
0.0
3,361
5.500
%,
01/01/2038 3,503
0.0
34,945
5.500
%,
02/01/2038 36,423
0.0
47,827
5.500
%,
02/01/2038 49,674
0.0
35,659
5.500
%,
03/01/2038 37,000
0.0
41,589
5.500
%,
04/01/2038 43,262
0.0
3,682
5.500
%,
05/01/2038 3,821
0.0
41,441
5.500
%,
05/01/2038 42,879
0.0
23,891
5.500
%,
06/01/2038 24,694
0.0
93,613
5.500
%,
06/01/2038 97,113
0.0
84,152
5.500
%,
07/01/2038 87,607
0.0
3,138
5.500
%,
08/01/2038 3,238
0.0
16,657
5.500
%,
08/01/2038 17,286
0.0
19,346
5.500
%,
09/01/2038 20,077
0.0
16,954
5.500
%,
10/01/2038 17,609
0.0
19,714
5.500
%,
10/01/2038 20,460
0.0
1,941
5.500
%,
11/01/2038 2,014
0.0
58,716
5.500
%,
11/01/2038 60,935
0.0
3,203
5.500
%,
12/01/2038 3,314
0.0
6,538
5.500
%,
12/01/2038 6,814
0.0
14,646
5.500
%,
01/01/2039 15,211
0.0
34,729
5.500
%,
03/01/2039 36,028
0.0
12,890
5.500
%,
07/01/2039 13,384
0.0
8,348
5.500
%,
12/01/2039 8,664
0.0
54,783
5.500
%,
03/01/2040 56,876
0.0
18,800
5.500
%,
08/01/2040 19,452
0.0
32,573
5.500
%,
08/01/2040 33,705
0.0
36,455
5.500
%,
08/01/2040 37,833
0.0
48,648
6.000
%,
09/01/2027 49,738
0.0
2,136
6.000
%,
02/01/2029 2,193
0.0
3,002
6.000
%,
05/01/2035 3,091
0.0
141,615
6.000
%,
03/01/2037 149,484
0.0
1,327
6.000
%,
05/01/2037 1,401
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
18,453
6.000
%,
07/01/2037 $ 19,479
0.0
3,161
6.000
%,
08/01/2037 3,297
0.0
20,591
6.000
%,
08/01/2037 21,731
0.0
98,778
6.000
%,
09/01/2037 104,268
0.0
304
6.000
%,
10/01/2037 320
0.0
4,148
6.000
%,
11/01/2037 4,378
0.0
1,576
6.000
%,
12/01/2037 1,635
0.0
4,243
6.000
%,
12/01/2037 4,478
0.0
94,755
6.000
%,
01/01/2038 100,023
0.0
654
6.000
%,
04/01/2038 691
0.0
4,507
6.000
%,
06/01/2038 4,706
0.0
135
6.000
%,
07/01/2038 141
0.0
8,999
6.000
%,
08/01/2038 9,373
0.0
26,216
6.000
%,
11/01/2038 27,590
0.0
10,080
6.000
%,
05/01/2039 10,546
0.0
4,753
6.000
%,
08/01/2039 4,975
0.0
1,487
6.000
%,
09/01/2039 1,545
0.0
22,676
(3)
6.191
%, (RFUCCT1Y +
1.345%),
09/01/2035 23,221
0.0
2,874
(3)
6.375
%, (H15T1Y +
2.250%),
11/01/2031 2,926
0.0
286,318
6.500
%,
09/01/2034 296,877
0.0
1,292
(3)
6.500
%, (H15T1Y +
2.250%),
04/01/2032 1,320
0.0
156,364
(3)
6.508
%, (RFUCCT1Y +
1.739%),
06/01/2035 161,723
0.0
9,635
(3)
6.632
%, (H15T1Y +
2.436%),
01/01/2029 9,654
0.0
25,707,978
2.8
Federal National Mortgage Association : 0.1%
(4)
586
(3)
4.437
%, (ECOFC +
1.257%),
05/01/2036 579
0.0
4,363
(3)
4.891
%, (ECOFC +
1.934%),
12/01/2036 4,327
0.0
15,500
(3)
5.421
%, (12MTA +
1.200%),
08/01/2042 15,519
0.0
24,623
(3)
5.421
%, (12MTA +
1.200%),
08/01/2042 24,770
0.0
8,005
(3)
5.421
%, (12MTA +
1.200%),
10/01/2044 8,064
0.0
12,820
(3)
5.421
%, (12MTA +
1.200%),
10/01/2044 12,843
0.0
201,475
(3)
5.820
%, (H15T1Y +
1.805%),
08/01/2035 204,835
0.1
7,965
(3)
5.998
%, (RFUCCT6M +
1.373%),
09/01/2035 7,986
0.0
8,944
(3)
6.060
%, (RFUCCT1M +
1.560%),
02/01/2033 8,975
0.0
8,949
(3)
6.227
%, (RFUCCT1Y +
1.480%),
08/01/2035 9,098
0.0
5,333
(3)
6.460
%, (H15T1Y +
2.210%),
04/01/2032 5,426
0.0
42,632
(3)
6.471
%, (RFUCCT1Y +
1.552%),
04/01/2035 43,278
0.0
11,807
(3)
6.499
%, (RFUCCT1Y +
1.660%),
02/01/2034 11,938
0.0
102,185
(3)
6.534
%, (RFUCCT1Y +
1.659%),
10/01/2035 104,118
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
659
(3)
6.654
%, (H15T1Y +
2.215%),
09/01/2031 $ 666
0.0
15,719
(3)
6.675
%, (RFUCCT1Y +
1.675%),
02/01/2035 16,056
0.0
50,611
(3)
7.175
%, (H15T1Y +
2.175%),
10/01/2035 51,758
0.0
58,784
(3)
7.435
%, (RFUCCT1Y +
1.810%),
09/01/2034 60,268
0.0
590,504
0.1
Government National Mortgage Association : 3.4%
3,390,762
2.500
%,
08/20/2051 2,923,710
0.3
2,762,760
2.500
%,
09/20/2051 2,381,359
0.3
1,432,209
2.500
%,
11/20/2051 1,234,487
0.1
2,903,454
2.500
%,
12/20/2051 2,502,615
0.3
4,617,735
2.500
%,
03/20/2052 3,980,236
0.4
3,930,781
2.500
%,
04/20/2052 3,388,111
0.4
832,766
3.000
%,
03/20/2052 739,101
0.1
1,558,786
3.500
%,
07/20/2046 1,411,283
0.2
224,140
3.500
%,
07/20/2047 208,188
0.0
2,089,963
3.500
%,
01/20/2048 1,930,935
0.2
281,384
4.000
%,
11/20/2040 276,670
0.0
516,288
4.000
%,
03/20/2046 494,563
0.1
447,539
4.500
%,
08/20/2041 450,434
0.1
205,061
4.500
%,
01/20/2047 203,394
0.0
2,794
5.000
%,
11/15/2035 2,839
0.0
3,628
5.000
%,
11/15/2035 3,718
0.0
10,517
5.000
%,
11/15/2035 10,690
0.0
11,925
5.000
%,
06/15/2037 12,130
0.0
24,772
5.000
%,
03/15/2038 25,126
0.0
41,416
5.000
%,
03/15/2038 42,498
0.0
2,108
5.000
%,
06/15/2038 2,145
0.0
693
5.000
%,
09/15/2038 708
0.0
7,016
5.000
%,
11/15/2038 7,133
0.0
22,787
5.000
%,
11/15/2038 23,382
0.0
6,450
5.000
%,
12/15/2038 6,618
0.0
32,359
5.000
%,
12/15/2038 33,164
0.0
30,273
5.000
%,
01/15/2039 31,064
0.0
45,994
5.000
%,
01/15/2039 46,836
0.0
14,088
5.000
%,
02/15/2039 14,330
0.0
32,071
5.000
%,
02/15/2039 32,908
0.0
48,476
5.000
%,
02/15/2039 49,664
0.0
1,324
5.000
%,
03/15/2039 1,358
0.0
33,686
5.000
%,
03/15/2039 34,265
0.0
40,692
5.000
%,
03/15/2039 41,756
0.0
60,701
5.000
%,
03/15/2039 62,287
0.0
36,677
5.000
%,
04/15/2039 37,629
0.0
150
5.000
%,
05/15/2039 153
0.0
25,001
5.000
%,
05/15/2039 25,654
0.0
54,521
5.000
%,
05/15/2039 55,946
0.0
30,510
5.000
%,
07/15/2039 31,301
0.0
25,255
5.000
%,
09/15/2039 25,803
0.0
6,533
5.000
%,
11/15/2039 6,623
0.0
950
5.000
%,
04/15/2040 973
0.0
5,841
5.000
%,
06/15/2040 5,990
0.0
12,577
5.000
%,
09/15/2040 12,903
0.0
24,803
5.000
%,
10/15/2040 25,448
0.0
42,066
5.000
%,
05/15/2042 42,822
0.0
139,636
5.000
%,
02/20/2043 143,325
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
8,666,000
(5)
5.500
%,
10/20/2055 $ 8,731,849
0.9
31,756,124
3.4
Uniform Mortgage-Backed Securities : 10.2%
3,319,809
2.000
%,
10/01/2050 2,704,618
0.3
812,710
2.000
%,
11/01/2051 668,333
0.1
2,243,025
2.000
%,
11/01/2051 1,840,304
0.2
4,224,592
2.000
%,
12/01/2051 3,427,716
0.4
5,329,188
2.000
%,
12/01/2051 4,341,018
0.5
1,558,731
2.000
%,
02/01/2052 1,274,783
0.2
2,820,258
2.000
%,
02/01/2052 2,310,092
0.3
489,945
2.500
%,
05/01/2030 474,848
0.1
406,456
2.500
%,
07/01/2030 394,482
0.1
1,585,707
2.500
%,
11/01/2051 1,347,580
0.2
3,004,118
2.500
%,
12/01/2051 2,578,036
0.3
3,782,942
2.500
%,
12/01/2051 3,251,816
0.4
2,023,364
2.500
%,
02/01/2052 1,738,952
0.2
3,282,218
2.500
%,
02/01/2052 2,813,580
0.3
3,386,820
2.500
%,
02/01/2052 2,890,757
0.3
3,983,835
2.500
%,
02/01/2052 3,400,356
0.4
511,831
3.000
%,
09/01/2030 501,813
0.1
590,287
3.000
%,
08/01/2043 543,297
0.1
1,050,060
3.000
%,
09/01/2043 966,018
0.1
230,563
3.000
%,
09/01/2046 208,506
0.0
1,882,711
3.000
%,
02/01/2052 1,675,185
0.2
334,877
3.500
%,
12/01/2041 318,824
0.1
57,425
3.500
%,
08/01/2042 54,554
0.0
301,569
3.500
%,
08/01/2042 282,714
0.1
233,157
3.500
%,
10/01/2042 220,151
0.0
404,806
3.500
%,
10/01/2042 382,226
0.1
182,629
3.500
%,
03/01/2043 172,593
0.0
1,397,782
3.500
%,
01/01/2046 1,310,806
0.2
2,269,518
3.500
%,
02/01/2046 2,129,309
0.2
1,838,844
3.500
%,
08/01/2046 1,721,515
0.2
1,701,405
3.500
%,
09/01/2047 1,585,312
0.2
1,711,087
3.500
%,
02/01/2052 1,574,450
0.2
827
4.000
%,
05/01/2029 823
0.0
8,874
4.000
%,
11/01/2030 8,837
0.0
4,909
4.000
%,
02/01/2031 4,886
0.0
3,177
4.000
%,
10/01/2031 3,161
0.0
150,774
4.000
%,
07/01/2042 146,675
0.0
310,642
4.000
%,
07/01/2042 302,296
0.1
1,233,741
4.000
%,
07/01/2042 1,200,590
0.1
114,048
4.000
%,
08/01/2042 112,395
0.0
1,098,337
4.000
%,
08/01/2043 1,067,910
0.1
1,685,618
4.000
%,
09/01/2043 1,639,448
0.2
58,728
4.000
%,
10/01/2043 57,004
0.0
129,478
4.000
%,
10/01/2043 125,597
0.0
312,763
4.000
%,
06/01/2045 301,130
0.1
653,516
4.000
%,
07/01/2045 632,123
0.1
1,264,468
4.000
%,
07/01/2045 1,221,069
0.2
461,893
4.000
%,
06/01/2047 446,025
0.1
36,732
4.000
%,
03/01/2048 35,283
0.0
232,591
4.000
%,
03/01/2048 223,721
0.0
1,909,322
4.000
%,
09/01/2048 1,832,614
0.2
2,286
4.500
%,
07/01/2026 2,283
0.0
103,045
4.500
%,
04/01/2029 103,507
0.0
1,601
4.500
%,
06/01/2029 1,605
0.0
19,135
4.500
%,
06/01/2029 19,165
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
20,065
4.500
%,
07/01/2029 $ 20,120
0.0
490
4.500
%,
10/01/2029 491
0.0
3,388
4.500
%,
06/01/2030 3,391
0.0
118,532
4.500
%,
10/01/2030 119,210
0.0
22,883
4.500
%,
02/01/2031 22,921
0.0
18,849
4.500
%,
05/01/2031 18,957
0.0
16,503
4.500
%,
10/01/2033 16,484
0.0
7,594
4.500
%,
01/01/2034 7,565
0.0
1,077
4.500
%,
07/01/2034 1,069
0.0
2,389
4.500
%,
09/01/2035 2,390
0.0
13,165
4.500
%,
09/01/2035 13,269
0.0
16,528
4.500
%,
11/01/2035 16,659
0.0
102,475
4.500
%,
02/01/2036 102,147
0.0
32,143
4.500
%,
01/01/2037 32,396
0.0
16,972
4.500
%,
09/01/2037 16,932
0.0
1,032
4.500
%,
02/01/2038 1,042
0.0
9,800
4.500
%,
01/01/2039 9,862
0.0
15,687
4.500
%,
02/01/2039 15,806
0.0
7,519
4.500
%,
04/01/2039 7,587
0.0
19,077
4.500
%,
04/01/2039 19,239
0.0
37,751
4.500
%,
04/01/2039 37,779
0.0
167
4.500
%,
05/01/2039 167
0.0
2,222
4.500
%,
05/01/2039 2,241
0.0
7,030
4.500
%,
05/01/2039 7,079
0.0
37,246
4.500
%,
05/01/2039 37,391
0.0
41,952
4.500
%,
05/01/2039 42,296
0.0
45,611
4.500
%,
05/01/2039 45,900
0.0
459,001
4.500
%,
05/01/2039 461,774
0.1
3,873
4.500
%,
06/01/2039 3,888
0.0
57,995
4.500
%,
06/01/2039 58,363
0.0
8,294
4.500
%,
07/01/2039 8,347
0.0
12,797
4.500
%,
07/01/2039 12,913
0.0
26,727
4.500
%,
07/01/2039 26,970
0.0
27,043
4.500
%,
08/01/2039 27,189
0.0
31,835
4.500
%,
08/01/2039 31,874
0.0
55,106
4.500
%,
08/01/2039 55,439
0.0
104,793
4.500
%,
08/01/2039 105,362
0.0
100,743
4.500
%,
09/01/2039 100,668
0.0
84,506
4.500
%,
10/01/2039 84,991
0.0
5,515
4.500
%,
11/01/2039 5,542
0.0
48,876
4.500
%,
11/01/2039 49,096
0.0
2,801
4.500
%,
12/01/2039 2,815
0.0
5,893
4.500
%,
12/01/2039 5,901
0.0
2,979
4.500
%,
01/01/2040 2,989
0.0
189,469
4.500
%,
01/01/2040 189,967
0.0
44,880
4.500
%,
02/01/2040 45,082
0.0
88,918
4.500
%,
02/01/2040 89,291
0.0
27,908
4.500
%,
04/01/2040 28,042
0.0
264,661
4.500
%,
04/01/2040 265,608
0.0
30,028
4.500
%,
05/01/2040 30,122
0.0
111,032
4.500
%,
05/01/2040 112,009
0.0
1,835
4.500
%,
06/01/2040 1,838
0.0
18,423
4.500
%,
06/01/2040 18,483
0.0
31,664
4.500
%,
06/01/2040 31,777
0.0
57,778
4.500
%,
06/01/2040 57,985
0.0
148,054
4.500
%,
06/01/2040 148,584
0.0
8,321
4.500
%,
07/01/2040 8,330
0.0
36,348
4.500
%,
07/01/2040 36,456
0.0
64,950
4.500
%,
07/01/2040 65,203
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,095
4.500
%,
08/01/2040 $ 1,100
0.0
2,723
4.500
%,
08/01/2040 2,725
0.0
15,335
4.500
%,
08/01/2040 15,352
0.0
17,002
4.500
%,
08/01/2040 17,030
0.0
32,916
4.500
%,
08/01/2040 32,994
0.0
35,867
4.500
%,
08/01/2040 35,929
0.0
37,487
4.500
%,
08/01/2040 37,165
0.0
5,490
4.500
%,
09/01/2040 5,503
0.0
9,459
4.500
%,
09/01/2040 9,473
0.0
11,245
4.500
%,
09/01/2040 11,180
0.0
14,033
4.500
%,
09/01/2040 14,047
0.0
14,770
4.500
%,
09/01/2040 14,793
0.0
67,402
4.500
%,
09/01/2040 67,407
0.0
113,409
4.500
%,
09/01/2040 113,745
0.0
13,667
4.500
%,
10/01/2040 13,679
0.0
15,703
4.500
%,
10/01/2040 15,730
0.0
44,142
4.500
%,
10/01/2040 43,505
0.0
65,408
4.500
%,
10/01/2040 65,622
0.0
95,638
4.500
%,
10/01/2040 96,245
0.0
23,297
4.500
%,
11/01/2040 23,344
0.0
27,713
4.500
%,
11/01/2040 27,757
0.0
108,321
4.500
%,
11/01/2040 107,036
0.0
199,500
4.500
%,
11/01/2040 199,722
0.0
583,722
4.500
%,
11/01/2040 585,630
0.1
1,408
4.500
%,
12/01/2040 1,415
0.0
9,034
4.500
%,
12/01/2040 9,017
0.0
13,066
4.500
%,
12/01/2040 13,109
0.0
13,127
4.500
%,
12/01/2040 13,147
0.0
18,754
4.500
%,
12/01/2040 18,827
0.0
25,700
4.500
%,
12/01/2040 25,740
0.0
49,838
4.500
%,
12/01/2040 49,852
0.0
61,988
4.500
%,
12/01/2040 62,050
0.0
116,201
4.500
%,
12/01/2040 116,473
0.0
10,437
4.500
%,
01/01/2041 10,448
0.0
24,004
4.500
%,
01/01/2041 24,043
0.0
74,039
4.500
%,
01/01/2041 73,924
0.0
134,423
4.500
%,
01/01/2041 134,489
0.0
229,770
4.500
%,
01/01/2041 230,048
0.0
11,865
4.500
%,
02/01/2041 11,883
0.0
30,233
4.500
%,
02/01/2041 30,304
0.0
41,410
4.500
%,
02/01/2041 41,464
0.0
42,638
4.500
%,
02/01/2041 42,699
0.0
48,599
4.500
%,
02/01/2041 48,083
0.0
2,265
4.500
%,
03/01/2041 2,269
0.0
10,130
4.500
%,
03/01/2041 9,897
0.0
11,342
4.500
%,
03/01/2041 11,359
0.0
14,420
4.500
%,
03/01/2041 14,437
0.0
22,101
4.500
%,
03/01/2041 22,303
0.0
23,141
4.500
%,
03/01/2041 22,983
0.0
29,524
4.500
%,
03/01/2041 29,575
0.0
47,333
4.500
%,
03/01/2041 47,458
0.0
101,875
4.500
%,
03/01/2041 101,389
0.0
3,089
4.500
%,
04/01/2041 3,090
0.0
13,648
4.500
%,
04/01/2041 13,608
0.0
21,474
4.500
%,
04/01/2041 21,509
0.0
65,206
4.500
%,
04/01/2041 64,584
0.0
122,082
4.500
%,
04/01/2041 122,217
0.0
214,464
4.500
%,
04/01/2041 214,680
0.0
1,984
4.500
%,
05/01/2041 1,986
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,555
4.500
%,
05/01/2041 $ 2,571
0.0
9,172
4.500
%,
05/01/2041 9,187
0.0
10,095
4.500
%,
05/01/2041 10,079
0.0
14,763
4.500
%,
05/01/2041 14,779
0.0
118,646
4.500
%,
05/01/2041 118,485
0.0
126,755
4.500
%,
05/01/2041 126,607
0.0
144,863
4.500
%,
05/01/2041 144,905
0.0
229,729
4.500
%,
05/01/2041 229,866
0.0
7,802
4.500
%,
06/01/2041 7,812
0.0
42,932
4.500
%,
06/01/2041 42,891
0.0
157,139
4.500
%,
06/01/2041 157,055
0.0
1,160
4.500
%,
07/01/2041 1,154
0.0
2,254
4.500
%,
07/01/2041 2,256
0.0
6,557
4.500
%,
07/01/2041 6,562
0.0
13,475
4.500
%,
07/01/2041 13,492
0.0
29,084
4.500
%,
07/01/2041 28,963
0.0
53,889
4.500
%,
07/01/2041 53,904
0.0
107,109
4.500
%,
07/01/2041 107,184
0.0
9,986
4.500
%,
08/01/2041 9,997
0.0
19,059
4.500
%,
08/01/2041 18,842
0.0
32,959
4.500
%,
08/01/2041 32,615
0.0
53,931
4.500
%,
08/01/2041 53,963
0.0
70,419
4.500
%,
08/01/2041 70,512
0.0
95,309
4.500
%,
08/01/2041 95,270
0.0
114,357
4.500
%,
08/01/2041 112,973
0.0
140,910
4.500
%,
08/01/2041 140,806
0.0
2,827
4.500
%,
09/01/2041 2,828
0.0
7,408
4.500
%,
09/01/2041 7,416
0.0
39,034
4.500
%,
09/01/2041 39,021
0.0
317,974
4.500
%,
09/01/2041 317,935
0.1
11,675
4.500
%,
10/01/2041 11,724
0.0
20,105
4.500
%,
10/01/2041 20,102
0.0
39,112
4.500
%,
10/01/2041 38,822
0.0
75,177
4.500
%,
10/01/2041 75,237
0.0
91,032
4.500
%,
10/01/2041 91,179
0.0
159,743
4.500
%,
10/01/2041 160,068
0.0
348,232
4.500
%,
10/01/2041 347,758
0.1
761,836
4.500
%,
10/01/2041 760,486
0.1
2,012
4.500
%,
11/01/2041 2,014
0.0
160,980
4.500
%,
11/01/2041 161,126
0.0
155,996
4.500
%,
12/01/2041 153,826
0.0
362,244
4.500
%,
12/01/2041 362,124
0.1
6,506
4.500
%,
01/01/2042 6,533
0.0
8,622
4.500
%,
01/01/2042 8,567
0.0
16,042
4.500
%,
01/01/2042 16,026
0.0
30,058
4.500
%,
03/01/2042 29,999
0.0
24,473
4.500
%,
04/01/2042 24,198
0.0
9,787
4.500
%,
06/01/2042 9,778
0.0
3,756
4.500
%,
08/01/2042 3,762
0.0
3,710
4.500
%,
09/01/2042 3,668
0.0
5,919
4.500
%,
01/01/2043 5,842
0.0
3,526
4.500
%,
12/01/2043 3,518
0.0
39,087
4.500
%,
04/01/2047 38,825
0.0
19,134
4.500
%,
05/01/2047 18,910
0.0
44,194
4.500
%,
06/01/2047 43,678
0.0
63,918
4.500
%,
06/01/2047 63,172
0.0
59,359
4.500
%,
07/01/2047 58,960
0.0
204,641
4.500
%,
07/01/2047 202,252
0.0
15,227
4.500
%,
08/01/2047 15,046
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
5,869,320
4.500
%,
12/01/2054 $ 5,697,736
0.6
1,187
5.000
%,
04/01/2026 1,184
0.0
1,048
5.000
%,
05/01/2026 1,046
0.0
2,093
5.000
%,
08/01/2027 2,095
0.0
2,721
5.000
%,
04/01/2028 2,738
0.0
3,870,261
5.000
%,
05/01/2042 3,970,322
0.4
531,730
5.000
%,
09/01/2052 530,248
0.1
220
5.500
%,
07/01/2026 221
0.0
726
5.500
%,
12/01/2027 733
0.0
4,976
5.500
%,
04/01/2028 5,020
0.0
1,315
5.500
%,
08/01/2028 1,332
0.0
1,866
5.500
%,
01/01/2029 1,890
0.0
20,249
5.500
%,
10/01/2029 20,585
0.0
18,390
5.500
%,
04/01/2033 18,688
0.0
9,318
5.500
%,
10/01/2033 9,403
0.0
368
5.500
%,
11/01/2033 380
0.0
1,668
5.500
%,
11/01/2033 1,714
0.0
2,351
5.500
%,
11/01/2033 2,388
0.0
3,081
5.500
%,
11/01/2033 3,108
0.0
498
5.500
%,
12/01/2033 505
0.0
8,116
5.500
%,
12/01/2033 8,398
0.0
20,648
5.500
%,
12/01/2033 20,974
0.0
45,040
5.500
%,
12/01/2033 45,543
0.0
141,868
5.500
%,
12/01/2033 144,006
0.0
118
5.500
%,
01/01/2034 120
0.0
2,600
5.500
%,
01/01/2034 2,638
0.0
6,818
5.500
%,
01/01/2034 7,058
0.0
11,120
5.500
%,
01/01/2034 11,221
0.0
50,507
5.500
%,
01/01/2034 51,261
0.0
2,088
5.500
%,
06/01/2034 2,163
0.0
3,520
5.500
%,
11/01/2034 3,598
0.0
19,238
5.500
%,
11/01/2034 19,790
0.0
391
5.500
%,
12/01/2034 407
0.0
5,728
5.500
%,
01/01/2035 5,886
0.0
11,700
5.500
%,
01/01/2035 12,130
0.0
17,452
5.500
%,
01/01/2035 17,842
0.0
5,049
5.500
%,
02/01/2035 5,240
0.0
2,963
5.500
%,
07/01/2035 3,075
0.0
300,253
5.500
%,
08/01/2035 312,190
0.1
1,372
5.500
%,
10/01/2035 1,448
0.0
248
5.500
%,
11/01/2035 256
0.0
22,476
5.500
%,
11/01/2035 23,326
0.0
321
5.500
%,
12/01/2035 328
0.0
316
5.500
%,
12/01/2035 329
0.0
5,920
5.500
%,
12/01/2035 6,163
0.0
38,045
5.500
%,
12/01/2035 39,485
0.0
3,274
5.500
%,
01/01/2036 3,398
0.0
32,394
5.500
%,
01/01/2036 33,723
0.0
342
5.500
%,
02/01/2036 350
0.0
4,873
5.500
%,
04/01/2036 5,073
0.0
293
5.500
%,
08/01/2036 305
0.0
19,085
5.500
%,
09/01/2036 19,641
0.0
29,700
5.500
%,
09/01/2036 30,844
0.0
503
5.500
%,
12/01/2036 524
0.0
799
5.500
%,
12/01/2036 831
0.0
55,364
5.500
%,
12/01/2036 57,638
0.0
56,174
5.500
%,
12/01/2036 58,480
0.0
5,010
5.500
%,
01/01/2037 5,216
0.0
25,071
5.500
%,
01/01/2037 26,100
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
45,638
5.500
%,
02/01/2037 $ 47,511
0.0
112,736
5.500
%,
03/01/2037 116,499
0.0
5,402
5.500
%,
04/01/2037 5,623
0.0
381
5.500
%,
05/01/2037 396
0.0
1,114
5.500
%,
05/01/2037 1,145
0.0
5,807
5.500
%,
05/01/2037 6,045
0.0
9,010
5.500
%,
05/01/2037 9,352
0.0
9,657
5.500
%,
06/01/2037 10,034
0.0
26,040
5.500
%,
06/01/2037 27,026
0.0
12,829
5.500
%,
07/01/2037 13,223
0.0
6,325
5.500
%,
08/01/2037 6,579
0.0
17,126
5.500
%,
08/01/2037 17,828
0.0
20,601
5.500
%,
08/01/2037 21,439
0.0
47,681
5.500
%,
09/01/2037 49,640
0.0
218
5.500
%,
11/01/2037 226
0.0
166,097
5.500
%,
01/01/2038 172,784
0.0
336
5.500
%,
02/01/2038 349
0.0
518
5.500
%,
02/01/2038 538
0.0
3,258
5.500
%,
03/01/2038 3,367
0.0
160,354
5.500
%,
03/01/2038 166,352
0.0
214
5.500
%,
04/01/2038 221
0.0
7,437
5.500
%,
04/01/2038 7,675
0.0
25,057
5.500
%,
04/01/2038 25,964
0.0
1,303
5.500
%,
05/01/2038 1,354
0.0
3,935
5.500
%,
05/01/2038 4,086
0.0
45,953
5.500
%,
05/01/2038 47,321
0.0
10,249
5.500
%,
06/01/2038 10,620
0.0
36,599
5.500
%,
06/01/2038 38,103
0.0
172
5.500
%,
07/01/2038 178
0.0
18,619
5.500
%,
07/01/2038 19,315
0.0
21,505
5.500
%,
07/01/2038 22,388
0.0
22,627
5.500
%,
07/01/2038 23,445
0.0
4,541
5.500
%,
08/01/2038 4,727
0.0
10,123
5.500
%,
08/01/2038 10,489
0.0
32,019
5.500
%,
08/01/2038 33,177
0.0
23,769
5.500
%,
11/01/2038 24,796
0.0
81,877
5.500
%,
11/01/2038 85,006
0.0
100
5.500
%,
12/01/2038 104
0.0
15,332
5.500
%,
12/01/2038 15,957
0.0
23,420
5.500
%,
01/01/2039 24,382
0.0
43,981
5.500
%,
01/01/2039 45,787
0.0
148,372
5.500
%,
01/01/2039 154,406
0.0
9,122
5.500
%,
03/01/2039 9,478
0.0
76,706
5.500
%,
06/01/2039 79,826
0.0
136,241
5.500
%,
06/01/2039 141,835
0.0
7,655
5.500
%,
07/01/2041 7,932
0.0
145,683
5.500
%,
09/01/2041 151,193
0.0
5,319,535
5.500
%,
02/01/2054 5,384,705
0.6
20,664
6.000
%,
11/01/2028 21,105
0.0
147
6.000
%,
04/01/2031 153
0.0
154
6.000
%,
01/01/2032 158
0.0
255
6.000
%,
11/01/2032 261
0.0
378
6.000
%,
11/01/2032 386
0.0
19,883
6.000
%,
01/01/2033 20,587
0.0
1,524
6.000
%,
09/01/2033 1,583
0.0
274
6.000
%,
01/01/2034 286
0.0
7,898
6.000
%,
06/01/2035 8,067
0.0
2,302
6.000
%,
07/01/2035 2,385
0.0
3,823
6.000
%,
07/01/2035 3,938
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,566
6.000
%,
07/01/2035 $ 4,758
0.0
5,181
6.000
%,
07/01/2035 5,452
0.0
298
6.000
%,
10/01/2035 307
0.0
398
6.000
%,
10/01/2035 407
0.0
21,840
6.000
%,
11/01/2035 22,699
0.0
1,843
6.000
%,
12/01/2035 1,907
0.0
19,700
6.000
%,
12/01/2035 20,760
0.0
3,065
6.000
%,
01/01/2036 3,195
0.0
12,391
6.000
%,
02/01/2036 13,064
0.0
22,920
6.000
%,
02/01/2036 24,164
0.0
5,031
6.000
%,
03/01/2036 5,232
0.0
14,781
6.000
%,
03/01/2036 15,584
0.0
9,315
6.000
%,
04/01/2036 9,791
0.0
19,953
6.000
%,
04/01/2036 20,973
0.0
4,430
6.000
%,
05/01/2036 4,527
0.0
278
6.000
%,
06/01/2036 292
0.0
1,531
6.000
%,
06/01/2036 1,587
0.0
1,011
6.000
%,
07/01/2036 1,051
0.0
1,172
6.000
%,
07/01/2036 1,208
0.0
8,197
6.000
%,
07/01/2036 8,542
0.0
28,237
6.000
%,
07/01/2036 29,769
0.0
1,155
6.000
%,
08/01/2036 1,201
0.0
1,723
6.000
%,
08/01/2036 1,816
0.0
9,116
6.000
%,
08/01/2036 9,611
0.0
10,224
6.000
%,
08/01/2036 10,658
0.0
61,961
6.000
%,
08/01/2036 64,203
0.0
66
6.000
%,
09/01/2036 68
0.0
5,416
6.000
%,
09/01/2036 5,612
0.0
5,908
6.000
%,
09/01/2036 6,228
0.0
9,570
6.000
%,
09/01/2036 9,901
0.0
10,503
6.000
%,
09/01/2036 10,920
0.0
24,890
6.000
%,
09/01/2036 26,239
0.0
47,284
6.000
%,
09/01/2036 48,920
0.0
1,935
6.000
%,
10/01/2036 2,003
0.0
6,445
6.000
%,
10/01/2036 6,678
0.0
7,859
6.000
%,
10/01/2036 8,286
0.0
16,141
6.000
%,
10/01/2036 17,042
0.0
19,707
6.000
%,
10/01/2036 20,715
0.0
20,104
6.000
%,
10/01/2036 21,132
0.0
5,961
6.000
%,
11/01/2036 6,240
0.0
17,473
6.000
%,
11/01/2036 18,422
0.0
1,084
6.000
%,
12/01/2036 1,130
0.0
1,634
6.000
%,
12/01/2036 1,670
0.0
1,634
6.000
%,
12/01/2036 1,722
0.0
9,013
6.000
%,
12/01/2036 9,325
0.0
17,919
6.000
%,
12/01/2036 18,892
0.0
175
6.000
%,
01/01/2037 182
0.0
300
6.000
%,
01/01/2037 316
0.0
4,142
6.000
%,
01/01/2037 4,354
0.0
9,038
6.000
%,
01/01/2037 9,288
0.0
6,507
6.000
%,
02/01/2037 6,809
0.0
7,058
6.000
%,
02/01/2037 7,442
0.0
43,159
6.000
%,
02/01/2037 45,367
0.0
316
6.000
%,
03/01/2037 328
0.0
3,896
6.000
%,
03/01/2037 4,108
0.0
5,564
6.000
%,
03/01/2037 5,765
0.0
8,272
6.000
%,
03/01/2037 8,721
0.0
37,748
6.000
%,
03/01/2037 39,520
0.0
558
6.000
%,
04/01/2037 580
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
632
6.000
%,
04/01/2037 $ 656
0.0
826
6.000
%,
04/01/2037 871
0.0
1,752
6.000
%,
04/01/2037 1,837
0.0
3,600
6.000
%,
04/01/2037 3,779
0.0
4,400
6.000
%,
04/01/2037 4,560
0.0
7,860
6.000
%,
04/01/2037 8,287
0.0
11,054
6.000
%,
04/01/2037 11,655
0.0
11,643
6.000
%,
04/01/2037 12,134
0.0
17,987
6.000
%,
04/01/2037 18,706
0.0
23,377
6.000
%,
04/01/2037 24,131
0.0
31,357
6.000
%,
04/01/2037 33,028
0.0
51,821
6.000
%,
04/01/2037 54,638
0.0
468
6.000
%,
05/01/2037 478
0.0
4,127
6.000
%,
05/01/2037 4,338
0.0
4,809
6.000
%,
05/01/2037 4,975
0.0
6,253
6.000
%,
05/01/2037 6,470
0.0
8,253
6.000
%,
05/01/2037 8,701
0.0
9,251
6.000
%,
05/01/2037 9,522
0.0
9,346
6.000
%,
05/01/2037 9,683
0.0
11,259
6.000
%,
05/01/2037 11,648
0.0
17,124
6.000
%,
05/01/2037 18,001
0.0
39,209
6.000
%,
05/01/2037 41,339
0.0
2,509
6.000
%,
06/01/2037 2,643
0.0
3,160
6.000
%,
06/01/2037 3,293
0.0
3,186
6.000
%,
06/01/2037 3,360
0.0
4,205
6.000
%,
06/01/2037 4,343
0.0
20,605
6.000
%,
06/01/2037 21,218
0.0
27,343
6.000
%,
06/01/2037 28,742
0.0
1,978
6.000
%,
07/01/2037 2,079
0.0
3,034
6.000
%,
07/01/2037 3,198
0.0
3,124
6.000
%,
07/01/2037 3,305
0.0
4,578
6.000
%,
07/01/2037 4,737
0.0
5,541
6.000
%,
07/01/2037 5,774
0.0
10,742
6.000
%,
07/01/2037 11,195
0.0
27,062
6.000
%,
07/01/2037 28,203
0.0
26,764
6.000
%,
07/01/2037 28,219
0.0
2,064
6.000
%,
08/01/2037 2,179
0.0
4,854
6.000
%,
08/01/2037 5,058
0.0
5,631
6.000
%,
08/01/2037 5,887
0.0
7,527
6.000
%,
08/01/2037 7,789
0.0
14,692
6.000
%,
08/01/2037 15,281
0.0
20,666
6.000
%,
08/01/2037 21,789
0.0
28,303
6.000
%,
08/01/2037 29,282
0.0
443
6.000
%,
09/01/2037 458
0.0
1,093
6.000
%,
09/01/2037 1,152
0.0
4,403
6.000
%,
09/01/2037 4,543
0.0
7,278
6.000
%,
09/01/2037 7,673
0.0
40,156
6.000
%,
09/01/2037 42,152
0.0
404
6.000
%,
10/01/2037 419
0.0
15,201
6.000
%,
10/01/2037 16,027
0.0
532
6.000
%,
11/01/2037 561
0.0
17,462
6.000
%,
11/01/2037 18,411
0.0
25,259
6.000
%,
11/01/2037 26,632
0.0
728
6.000
%,
12/01/2037 765
0.0
14,787
6.000
%,
12/01/2037 15,544
0.0
26,030
6.000
%,
12/01/2037 26,637
0.0
29,554
6.000
%,
12/01/2037 31,160
0.0
14,045
6.000
%,
02/01/2038 14,808
0.0
48,868
6.000
%,
02/01/2038 51,119
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
62,803
6.000
%,
02/01/2038 $ 66,218
0.0
535
6.000
%,
03/01/2038 561
0.0
3,362
6.000
%,
03/01/2038 3,476
0.0
14,766
6.000
%,
03/01/2038 15,569
0.0
1,641
6.000
%,
05/01/2038 1,730
0.0
36,935
6.000
%,
05/01/2038 38,898
0.0
5,340
6.000
%,
06/01/2038 5,631
0.0
20,893
6.000
%,
07/01/2038 22,029
0.0
33,967
6.000
%,
07/01/2038 35,255
0.0
612
6.000
%,
08/01/2038 645
0.0
2,826
6.000
%,
09/01/2038 2,942
0.0
3,491
6.000
%,
09/01/2038 3,681
0.0
11,265
6.000
%,
09/01/2038 11,877
0.0
12,617
6.000
%,
09/01/2038 13,121
0.0
311
6.000
%,
10/01/2038 321
0.0
502
6.000
%,
10/01/2038 525
0.0
6,122
6.000
%,
10/01/2038 6,455
0.0
6,847
6.000
%,
10/01/2038 7,219
0.0
10,126
6.000
%,
10/01/2038 10,478
0.0
15,371
6.000
%,
10/01/2038 16,207
0.0
353
6.000
%,
11/01/2038 370
0.0
968
6.000
%,
11/01/2038 1,005
0.0
39,588
6.000
%,
11/01/2038 40,950
0.0
705
6.000
%,
12/01/2038 735
0.0
9,694
6.000
%,
12/01/2038 10,146
0.0
33,142
6.000
%,
12/01/2038 34,943
0.0
657
6.000
%,
10/01/2039 693
0.0
8,604
6.000
%,
10/01/2039 9,071
0.0
8,135
6.000
%,
04/01/2040 8,577
0.0
66,721
6.000
%,
09/01/2040 69,341
0.0
84,783
6.000
%,
10/01/2040 89,392
0.0
1,866,502
6.000
%,
07/01/2054 1,909,159
0.2
2,591,022
6.000
%,
09/01/2054 2,649,454
0.3
3,613
6.500
%,
01/01/2032 3,730
0.0
2,842
6.500
%,
04/01/2032 2,958
0.0
2,485
6.500
%,
10/01/2032 2,572
0.0
5,334
6.500
%,
10/01/2032 5,505
0.0
2,547
6.500
%,
03/01/2038 2,699
0.0
187
7.000
%,
12/01/2027 195
0.0
125,329
7.000
%,
03/01/2038 132,850
0.0
2,914
7.500
%,
09/01/2031 3,013
0.0
94,369,801
10.2
Total U.S. Government
Agency Obligations
(Cost $161,691,484)
152,424,407
16.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 16.3%
572,691
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.772%, (TSFR1M +
0.614%),
11/25/2035 293,618
0.0
830,192  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 565,928
0.1
165,543
(3)(6)
Alternative Loan Trust
2005-J3 2A2, 0.728%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 7,382
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,016,971  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 $ 465,665
0.1
1,428,171
(3)
Alternative Loan
Trust 2007-23CB A3,
4.772%, (TSFR1M +
0.614%),
09/25/2037 502,576
0.1
60,100  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 49,825
0.0
217,889
(3)
Bear Stearns ALT-A
Trust 2005-10 22A1,
5.161%,
01/25/2036 207,451
0.0
112,928
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.425%,
05/25/2035 108,277
0.0
673,972
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.467%,
11/25/2036 383,283
0.0
777,698
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.475%,
11/25/2036 395,959
0.0
603
(3)
Bear Stearns ARM Trust
2005-12 13A1, 4.604%,
02/25/2036 533
0.0
50,587
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.972%,
01/26/2036 35,857
0.0
1,404,242
(1)(3)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 1,402,630
0.2
30,492
(3)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 4.739%,
12/25/2035 29,088
0.0
4,235
(3)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 5.388%,
02/20/2035 4,267
0.0
9,201
(3)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 4.952%, (TSFR1M
+ 0.794%),
03/25/2035 8,759
0.0
355,146  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 331,505
0.0
11,745
(3)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 5.482%,
08/25/2035 11,216
0.0
497,427  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 507,547
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
501,957
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.487%,
09/25/2037 $ 464,665
0.1
291,665
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 286,850
0.0
144,665  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 129,700
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.121%,
(SOFR30A + 3.764%),
02/25/2040 829,672
0.1
3,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.506%,
(SOFR30A + 3.150%),
12/25/2041 3,688,610
0.4
69,530
(3)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
5.104%,
07/19/2044 66,143
0.0
210,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1B1,
7.721%, (SOFR30A +
3.364%),
01/25/2040 215,586
0.0
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
7.456%, (SOFR30A +
3.100%),
10/25/2041 1,529,088
0.2
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
7.106%, (SOFR30A +
2.750%),
12/25/2041 1,526,583
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
9.956%, (SOFR30A +
5.600%),
07/25/2042 1,072,884
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.706%, (SOFR30A +
5.350%),
05/25/2043 2,186,015
0.2
700,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.606%, (SOFR30A +
3.250%),
09/25/2043 728,449
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.406%, (SOFR30A +
2.050%),
09/25/2044 2,008,362
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.306%, (SOFR30A +
1.950%),
02/25/2045 $ 501,994
0.1
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R03 2M2,
6.606%, (SOFR30A +
2.250%),
03/25/2045 1,018,314
0.1
1,881,076
(6)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 362,104
0.0
159,612
(6)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 26,834
0.0
157,834
(6)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 23,804
0.0
1,440,892
(6)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 229,788
0.0
51,939  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 52,877
0.0
1,571
(3)
Fannie Mae REMIC
Trust 2002-21 FC,
5.371%, (SOFR30A +
1.014%),
04/25/2032 1,576
0.0
293,152
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 43,720
0.0
8,889
(3)
Fannie Mae REMIC
Trust 2004-11 A,
4.583%, (SOFR30A +
0.234%),
03/25/2034 8,876
0.0
146,734  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 151,152
0.0
1,260,110
(3)(6)
Fannie Mae REMIC
Trust 2005-
66 SY, 2.229%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 106,475
0.0
98,864
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.118%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 107,708
0.0
1,445,761
(3)(6)
Fannie Mae REMIC
Trust 2005-
92 SC, 2.209%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 117,770
0.0
73,842  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 76,819
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
294,638
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 11.097%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 $ 389,004
0.0
1,184,352
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.279%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 76,848
0.0
1,651,418
(3)(6)
Fannie Mae REMIC
Trust 2006-
120 QD, 0.229%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 34,782
0.0
868,430
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.269%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 79,785
0.0
865,738
(3)(6)
Fannie Mae REMIC
Trust 2006-
59 XS, 2.729%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 72,987
0.0
19,605
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.229%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 193
0.0
1,104,772
(3)(6)
Fannie Mae REMIC
Trust 2007-
53 SX, 1.629%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 91,604
0.0
217,486
(3)
Fannie Mae REMIC
Trust 2007-73 A1,
4.523%, (SOFR30A +
0.174%),
07/25/2037 213,685
0.0
124,897
(3)
Fannie Mae REMIC
Trust 2008-
20 SP, 4.324%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 132,305
0.0
736,988  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 741,547
0.1
2,646,178
(3)(6)
Fannie Mae REMIC
Trust 2010-
102 SB, 2.129%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 275,299
0.0
3,130,425
(6)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 600,077
0.1
814,757
(3)(6)
Fannie Mae REMIC
Trust 2010-
116 SE, 2.129%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 73,231
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,095,807
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.599%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 $ 145,566
0.0
6,882,717
(3)(6)
Fannie Mae REMIC
Trust 2010-
139 SA, 1.559%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 598,509
0.1
1,404,784
(3)(6)
Fannie Mae REMIC
Trust 2010-
55 AS, 1.949%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 128,994
0.0
2,526,706  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 2,596,682
0.3
141,351  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 143,037
0.0
399,642  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 408,054
0.1
36,522  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 34,739
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 989,666
0.1
681,716
(3)(6)
Fannie Mae REMIC
Trust 2011-
149 ES, 1.529%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 22,289
0.0
488,576
(6)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 49,202
0.0
252,975
(3)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 1.979%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 30,593
0.0
15,793  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 15,733
0.0
537,767  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 497,226
0.1
3,337,737
(3)(6)
Fannie Mae REMIC
Trust 2012-
113 SG, 1.629%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 359,901
0.0
2,372,858
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 1.679%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 275,076
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
560,299
(6)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 $ 27,231
0.0
985,454
(3)
Fannie Mae REMIC
Trust 2012-
131 BS, 0.036%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 644,031
0.1
7,761,582
(3)(6)
Fannie Mae REMIC
Trust 2012-
134 SF, 1.679%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 828,517
0.1
3,728,693
(3)(6)
Fannie Mae REMIC
Trust 2012-
137 SN, 1.629%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 389,157
0.0
6,179,953
(3)(6)
Fannie Mae REMIC
Trust 2012-
19 S, 1.479%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 601,980
0.1
2,565,701
(3)(6)
Fannie Mae REMIC
Trust 2012-
30 TS, 1.979%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 295,973
0.0
491,406
(6)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 62,994
0.0
2,774,560
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 1.729%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 194,913
0.0
3,401,879
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 DS, 1.679%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 361,556
0.0
5,493,230
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SA, 1.679%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 273,436
0.0
7,838,849
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,450,781
0.2
9,172,106
(6)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 1,240,446
0.1
2,895,980
(3)(6)
Fannie Mae REMIC
Trust 2016-
54 SD, 1.529%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 337,690
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,435,717
(3)(6)
Fannie Mae REMIC
Trust 2016-
62 SC, 1.529%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 $ 524,657
0.1
9,521,452
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 1.579%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 797,114
0.1
3,450,146
(3)(6)
Fannie Mae REMIC
Trust 2016-
93 SL, 2.179%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 247,394
0.0
5,746,790
(6)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,155,859
0.1
848,194  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 769,389
0.1
2,922,693  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 2,791,846
0.3
158,002  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 142,860
0.0
2,339,198
(3)(6)
Fannie Mae REMIC
Trust 2018-
43 SE, 1.779%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 195,569
0.0
404,516  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 366,676
0.0
4,200,173
(3)(6)
Fannie Mae REMIC
Trust 2019-
18 SA, 1.579%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 371,011
0.0
3,763,334
(3)(6)
Fannie Mae REMIC
Trust 2019-
25 PS, 1.579%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 441,179
0.1
10,945,532
(3)(6)
Fannie Mae REMIC
Trust 2019-
33 PS, 1.579%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,335,343
0.2
9,271,902
(6)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,553,434
0.2
7,746,750
(3)(6)
Fannie Mae REMIC
Trust 2020-
94 SC, 1.479%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 1,037,549
0.1
12,905,640
(6)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 2,308,263
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,217,922
(6)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 $ 3,026,502
0.3
14,108,299
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 2,987,010
0.3
3,897,420  Fannie Mae REMIC
Trust 2024-22 MZ,
5.500%,
05/25/2054 3,943,540
0.4
96,316
(3)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
4.640%,
03/25/2035 54,340
0.0
48,021
(3)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 5.601%,
02/25/2036 46,649
0.0
15,494
(3)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
6.002%,
08/25/2035 10,382
0.0
1,579,729
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.929%,
03/25/2048 1,466,038
0.2
34,568  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 34,876
0.0
46,894  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 47,623
0.0
24,541
(3)
Freddie Mac REMIC
Trust 2411 FJ, 4.837%,
(SOFR30A + 0.464%),
12/15/2029 24,473
0.0
21,428  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 21,773
0.0
45,270  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 46,836
0.0
81,474
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 11,646
0.0
1,625,104
(3)(6)
Freddie Mac
REMIC Trust
2815 GS, 1.513%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 107,556
0.0
359,484  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 368,549
0.0
276,651  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 283,607
0.0
1,911,696
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.243%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 156,402
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,684
(3)
Freddie Mac
REMIC Trust
3065 DC, 6.400%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 $ 123,171
0.0
123,461
(3)(6)
Freddie Mac REMIC
Trust 3102 IS, 8.116%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 29,785
0.0
572,439
(3)(6)
Freddie Mac
REMIC Trust
3170 SA, 2.113%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 42,008
0.0
209,978
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.998%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 15,112
0.0
3,170,631
(3)(6)
Freddie Mac REMIC
Trust 3284 CI, 1.633%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 265,306
0.0
1,395,977
(3)(6)
Freddie Mac REMIC
Trust 3311 IC, 1.923%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 129,322
0.0
2,995,251
(3)(6)
Freddie Mac REMIC
Trust 3510 IC, 1.593%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 248,408
0.0
113,293
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.654%,
03/15/2033 115,094
0.0
15,971
(3)
Freddie Mac REMIC
Trust 3556 NT,
7.587%, (SOFR30A +
3.214%),
03/15/2038 16,616
0.0
1,635,804
(3)(6)
Freddie Mac
REMIC Trust
3575 ST, 2.113%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 179,329
0.0
2,584,145
(3)(6)
Freddie Mac
REMIC Trust
3589 SB, 1.713%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 237,113
0.0
197,242
(6)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 20,310
0.0
4,793,584
(3)(6)
Freddie Mac
REMIC Trust
3702 SB, 0.013%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 168,957
0.0
514,933  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 501,466
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,546,530
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 2.063%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 $ 161,806
0.0
734,168  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 731,776
0.1
135,998
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.563%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 2,393
0.0
341,880
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 1.563%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 3,835
0.0
4,740,026
(3)(6)
Freddie Mac
REMIC Trust
3951 SN, 2.063%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 525,558
0.1
252,238  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 254,177
0.0
2,723,480
(3)(6)
Freddie Mac
REMIC Trust
4059 SP, 2.063%,
(-1.000*SOFR30A +
6.436%),
06/15/2042 331,510
0.0
2,688,680
(3)(6)
Freddie Mac
REMIC Trust
4102 MS, 2.113%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 363,108
0.0
6,186,332
(3)(6)
Freddie Mac
REMIC Trust
4139 CS, 1.663%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 682,317
0.1
3,568,886
(6)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 564,128
0.1
341,900
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 52,490
0.0
3,027,500
(3)(6)
Freddie Mac
REMIC Trust
4313 SD, 1.663%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 256,809
0.0
4,892,148
(3)(6)
Freddie Mac
REMIC Trust
4313 SE, 1.663%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 468,461
0.1
448,497
(6)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 54,299
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
707,182
(3)(6)
Freddie Mac
REMIC Trust
4346 ST, 1.713%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 $ 14,990
0.0
1,610,659
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 1.613%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 162,652
0.0
1,451,292
(6)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 221,882
0.0
5,236,414
(3)(6)
Freddie Mac
REMIC Trust
4675 KS, 1.513%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 617,867
0.1
3,086,260
(6)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 616,426
0.1
1,887,358  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 1,525,681
0.2
1,733,608  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,542,831
0.2
607,962  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 578,301
0.1
4,285,063
(3)(6)
Freddie Mac REMIC
Trust 4845 S, 2.213%,
(-1.000*SOFR30A +
6.586%),
12/15/2048 428,361
0.1
4,246,098
(3)(6)
Freddie Mac
REMIC Trust
4892 ES, 1.679%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 493,411
0.1
11,426,207
(3)(6)
Freddie Mac
REMIC Trust
4901 BS, 1.629%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 1,020,559
0.1
4,037,133
(6)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 740,121
0.1
9,773,095
(3)(6)
Freddie Mac
REMIC Trust
4995 SB, 1.629%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,303,052
0.1
3,374,801
(6)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 762,293
0.1
12,707,808
(6)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,375,415
0.2
10,715,365
(6)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 2,106,593
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,544,623  Freddie Mac REMIC
Trust 5387 ZQ,
5.500%,
03/25/2054 $ 6,585,163
0.7
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.006%,
(SOFR30A + 3.650%),
11/25/2041 1,027,061
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.706%,
(SOFR30A + 5.350%),
08/25/2042 1,503,937
0.2
3,010,873
(6)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 447,024
0.1
6,538,882
(3)(6)
Freddie Mac Strips
268 S5, 1.513%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 700,133
0.1
4,014,443
(3)(6)
Freddie Mac Strips
311 S1, 1.463%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 440,846
0.1
236,269
(3)(6)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 43,267
0.0
6,681,707
(3)(6)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 913,500
0.1
5,653,042
(3)(6)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 923,137
0.1
2,127,216
(3)(6)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 346,966
0.0
3,577,949
(6)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 153,200
0.0
2,654,319
(6)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 168,951
0.0
3,158,358
(6)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 217,478
0.0
2,562,882
(6)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 140,722
0.0
3,929,393
(6)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 205,620
0.0
3,179,954
(6)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 165,717
0.0
3,829,067
(6)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 240,605
0.0
1,503,724  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,516,114
0.2
1,119,346
(3)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
5.353%, (12MTA +
1.200%),
10/25/2044 1,028,427
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
199,094
(3)(6)
Ginnie Mae 2005-
7 AH, 2.509%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 $ 15,065
0.0
4,103,817
(3)(6)
Ginnie Mae 2007-
35 KY, 2.189%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 396,829
0.0
135,087
(3)
Ginnie Mae 2007-
8 SP, 8.268%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 161,807
0.0
776,377
(3)(6)
Ginnie Mae 2008-
35 SN, 2.150%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 59,689
0.0
355,832
(3)(6)
Ginnie Mae 2008-
40 PS, 2.239%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 22,122
0.0
3,543,338
(3)(6)
Ginnie Mae 2009-
106 SU, 1.950%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 317,025
0.0
1,198,899
(3)(6)
Ginnie Mae 2009-
25 KS, 1.950%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 110,704
0.0
602,271  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 611,412
0.1
657,655  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 662,856
0.1
2,535,538  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 2,618,241
0.3
369,148
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 15,623
0.0
521,576
(3)(6)
Ginnie Mae 2010-
116 NS, 2.389%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 39,932
0.0
2,098,588
(3)(6)
Ginnie Mae 2010-
116 SK, 2.370%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 179,750
0.0
278,495
(3)(6)
Ginnie Mae 2010-
149 HS, 1.839%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 1,171
0.0
405,655
(3)(6)
Ginnie Mae 2010-
4 SP, 2.239%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 8,079
0.0
65,625
(6)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 989
0.0
808,406
(3)(6)
Ginnie Mae 2010-
68 MS, 1.600%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 76,177
0.0
1,880,734
(6)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 380,972
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,888,969
(3)(6)
Ginnie Mae 2011-
80 KS, 2.420%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 $ 207,277
0.0
21,855
(6)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 765
0.0
3,401,407
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 464,705
0.1
3,616,640
(6)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 729,136
0.1
245,768  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 229,184
0.0
274,689  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 251,532
0.0
126,090  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 113,221
0.0
97,386  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 87,391
0.0
2,726,296  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 2,627,896
0.3
3,151,460
(3)(6)
Ginnie Mae 2014-
3 SU, 1.800%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 277,741
0.0
4,070,671
(3)(6)
Ginnie Mae 2014-
55 MS, 1.939%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 388,577
0.0
2,767,655
(3)(6)
Ginnie Mae 2014-
56 SP, 1.939%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 196,822
0.0
3,387,772
(3)(6)
Ginnie Mae 2014-
58 CS, 1.339%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 201,473
0.0
4,300,286
(6)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 711,892
0.1
1,798,332
(3)(6)
Ginnie Mae 2014-
99 S, 1.350%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 175,835
0.0
4,449,780
(6)
Ginnie Mae 2015-167
BI, 4.500%,
04/16/2045 827,727
0.1
913,577  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 855,780
0.1
1,055,656  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 975,789
0.1
27,962,432
(3)(6)
Ginnie Mae 2020-
167 SC, 2.050%,
(-1.000*TSFR1M +
6.186%),
11/20/2050 4,201,252
0.5
4,202,747
(3)(6)
Ginnie Mae 2020-
7 SE, 1.800%,
(-1.000*TSFR1M +
5.936%),
06/20/2049 498,423
0.1
21,360,726
(6)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 3,596,278
0.4
9,897,778
(6)
Ginnie Mae 2021-41
MI, 2.000%,
03/20/2051 1,177,388
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
718,618
(6)
Ginnie Mae 2021-78
MI, 4.500%,
05/20/2051 $ 131,308
0.0
9,899,499
(6)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,475,088
0.2
14,492,133
(3)(6)
Ginnie Mae 2022-
45 SP, 1.411%,
(-1.000*SOFR30A +
5.800%),
05/20/2050 1,363,133
0.2
2,198,797  Ginnie Mae 2024-20
KZ, 6.000%,
02/20/2054 2,245,651
0.3
131,809
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 124,405
0.0
722,377
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 732,862
0.1
944  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 975
0.0
27,119
(3)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 4.688%,
(TSFR1M + 0.554%),
05/19/2035 26,219
0.0
45,110
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
5.132%, (TSFR1M +
0.974%),
08/25/2029 44,304
0.0
2,567
(3)
JP Morgan Mortgage
Trust 2005-A1 6T1,
5.583%,
02/25/2035 2,508
0.0
20,529
(3)
JP Morgan Mortgage
Trust 2007-A1 5A5,
6.262%,
07/25/2035 20,525
0.0
1,581,400
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.576%,
06/25/2048 1,444,388
0.2
1,658,773
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.488%,
03/25/2051 1,462,335
0.2
6,374,524
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.348%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 771,736
0.1
19,321
(3)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
5.850%,
05/25/2033 18,865
0.0
6,940
(3)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
4.772%, (TSFR1M +
0.614%),
11/25/2035 6,673
0.0
8,825
(1)(3)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 8,802
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
858,262,149
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 $ 4,678,859
0.5
223,539  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 200,113
0.0
677  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 685
0.0
1,213,952  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 1,173,832
0.1
553,655  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 480,442
0.1
727,999  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 629,984
0.1
587,893  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 503,066
0.1
590,819  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 511,797
0.1
736,156  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 638,218
0.1
154,617  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 134,526
0.0
12,805
(3)
Sequoia Mortgage Trust
2003-4 2A1, 4.950%,
(TSFR1M + 0.814%),
07/20/2033 12,787
0.0
6,284
(3)
Sequoia Mortgage Trust
2005-4 2A1, 6.741%,
04/20/2035 6,366
0.0
437,940
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.755%,
05/25/2045 386,441
0.0
67,988
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 63,813
0.0
698,000
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 623,565
0.1
341,679
(3)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
5.197%,
04/25/2035 316,099
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,398
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.529%,
08/25/2035 $ 17,713
0.0
32,641
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
4.748%, (TSFR1M +
0.614%),
07/19/2035 32,491
0.0
83,145
(3)
Thornburg Mortgage
Securities Trust 2006-5
A1, 4.712%,
10/25/2046 79,070
0.0
6,665
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 5.553%,
(12MTA + 1.400%),
08/25/2042 6,499
0.0
13,010
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
4.912%, (TSFR1M +
0.754%),
01/25/2045 12,973
0.0
24,845,830
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 28,451
0.0
331,616
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.667%,
10/25/2036 309,389
0.0
301,704
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.752%,
10/25/2036 274,333
0.0
508,037
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.470%,
12/25/2036 453,622
0.1
163,228
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 5.201%,
(12MTA + 1.048%),
07/25/2046 149,229
0.0
540,403
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.252%,
(TSFR1M + 1.094%),
10/25/2045 530,814
0.1
1,060,641
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
4.472%, (TSFR1M +
0.314%),
12/25/2036 523,212
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
111,890  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 $ 97,064
0.0
571,433
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.702%, (TSFR1M
+ 0.544%),
06/25/2037 501,555
0.1
30,079
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
6.065%,
05/25/2035 31,092
0.0
99,448
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.085%,
04/25/2036 98,660
0.0
429,408
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.761%,
08/20/2045 398,745
0.1
Total Collateralized
Mortgage Obligations
(Cost $168,857,158)
150,417,824
16.3
ASSET-BACKED SECURITIES : 10.1%
Home Equity Asset-Backed Securities : 0.1%
854,422
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 698,067
0.1
33,591
(3)
Renaissance Home
Equity Loan Trust
2003-2 A, 3.434%,
(TSFR1M + 0.994%),
08/25/2033 30,728
0.0
277,950
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 278,043
0.0
1,006,838
0.1
Other Asset-Backed Securities : 8.6%
900,000
(1)(3)
720 East CLO VII Ltd.
2025-7A B, 5.831%,
(TSFR3M + 1.550%),
04/20/2037 900,457
0.1
690,000
(1)(3)
720 East CLO VII Ltd.
2025-7A C, 5.981%,
(TSFR3M + 1.700%),
04/20/2037 683,798
0.1
1,700,000
(1)(3)
Allegany Park CLO Ltd.
2019-1A ARR, 5.375%,
(TSFR3M + 1.100%),
01/20/2035 1,701,899
0.2
840,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A B, 6.025%,
(TSFR3M + 1.700%),
02/20/2038 842,512
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,023,226
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.615%, (TSFR1M +
1.464%),
11/15/2036 $ 1,023,292
0.1
2,000,000
(1)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
5.278%, (TSFR3M +
1.120%),
07/25/2034 2,005,092
0.2
1,950,000
(1)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
5.335%, (TSFR3M +
1.150%),
04/20/2034 1,950,944
0.2
1,600,000
(1)(3)
Bain Capital Credit
CLO Ltd. 2025-4A C,
5.709%, (TSFR3M +
1.850%),
01/17/2039 1,604,000
0.2
1,390,000
(1)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
5.968%, (TSFR3M +
1.650%),
04/15/2038 1,392,730
0.1
259,843
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.147%,
10/25/2036 261,482
0.0
1,360,000
(1)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.875%, (TSFR3M
+ 1.550%),
04/20/2038 1,363,344
0.1
1,950,000
(1)(3)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A2R, 6.029%,
(TSFR3M + 1.712%),
10/15/2034 1,951,636
0.2
1,860,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.893%, (TSFR3M +
1.550%),
04/22/2038 1,861,395
0.2
1,000,000
(1)(3)
BlueMountain CLO XXX
Ltd. 2020-30A CR2,
0.010%, (TSFR3M +
1.850%),
04/15/2035 1,002,500
0.1
3,490,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.757%, (TSFR3M +
1.432%),
07/20/2034 3,492,495
0.4
3,000,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
6.587%, (TSFR3M +
2.262%),
07/20/2034 3,004,440
0.3
1,750,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
7.079%, (TSFR3M +
2.762%),
07/16/2032 1,753,775
0.2
3,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
5.542%, (TSFR3M +
1.220%),
01/17/2038 3,000,789
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
20,615
(3)
Chase Funding Trust
Series 2002-4 2A1,
5.012%, (TSFR1M +
0.854%),
10/25/2032 $ 20,596
0.0
67,705
(3)
Chase Funding Trust
Series 2003-5 2A2,
4.872%, (TSFR1M +
0.714%),
07/25/2033 68,327
0.0
1,850,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 5.372%,
(TSFR3M + 1.090%),
07/16/2035 1,850,490
0.2
500,000
(1)
Domino's Pizza Master
Issuer LLC 2025-
1A A2I, 4.930%,
07/25/2055 504,104
0.1
6,750,000
(1)(3)
Dryden 104 CLO
Ltd. 2022-104A A1R,
5.494%, (TSFR3M +
1.290%),
08/20/2034 6,761,300
0.7
1,730,000
(1)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.875%,
(TSFR3M + 1.550%),
04/20/2038 1,735,697
0.2
840,000
(1)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.875%,
(TSFR3M + 1.550%),
01/20/2038 842,540
0.1
89,328
(3)
GSAMP Trust 2007-
FM1 A2A, 4.342%,
(TSFR1M + 0.184%),
12/25/2036 44,225
0.0
576,374
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 559,000
0.1
273,647
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.074%,
(SOFR30A + 1.700%),
04/20/2037 273,729
0.0
1,550,000
(1)(3)
Invesco CLO Ltd.
2021-3A BR, 5.653%,
(TSFR3M + 1.500%),
10/22/2034 1,552,286
0.2
398,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 406,255
0.0
970,000
(1)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.837%,
(TSFR3M + 1.550%),
04/15/2038 972,958
0.1
10,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
5.837%, (TSFR3M +
1.512%),
01/20/2031 10,002,970
1.1
50,715
(3)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 4.832%, (TSFR1M
+ 0.674%),
10/25/2034 50,264
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,040,000
(1)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.835%,
(TSFR3M + 1.550%),
04/15/2038 $ 1,043,340
0.1
3,532,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 5.700%, (TSFR1M
+ 1.564%),
10/16/2036 3,533,459
0.4
266,192
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 241,886
0.0
2,350,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 5.732%,
(TSFR3M + 1.400%),
07/22/2038 2,360,918
0.3
1,450,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.725%, (TSFR3M
+ 1.400%),
07/20/2037 1,454,060
0.2
570,000
(1)(3)
Octagon 58 Ltd.
2022-1A BR, 6.068%,
(TSFR3M + 1.750%),
04/15/2038 573,412
0.1
950,000
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 5.332%,
(TSFR3M + 1.050%),
04/20/2033 951,173
0.1
2,140,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.825%, (TSFR3M +
1.500%),
04/20/2038 2,142,106
0.2
720,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.811%, (TSFR3M +
1.600%),
02/15/2033 714,803
0.1
750,000
(1)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2017-
1A A2R2, 5.619%,
(TSFR3M + 1.550%),
02/14/2034 750,563
0.1
1,950,000
(1)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2021-
1A A1AR, 5.342%,
(TSFR3M + 1.110%),
01/20/2034 1,950,798
0.2
48,395
(3)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 4.432%, (TSFR1M
+ 0.274%),
11/25/2036 13,405
0.0
854,250
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 842,487
0.1
2,600,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
6.880%, (TSFR3M +
2.562%),
04/25/2034 2,604,209
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,556,041
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 $ 1,510,335
0.2
1,160,000
(1)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.875%,
(TSFR3M + 1.550%),
04/20/2038 1,164,050
0.1
37,958  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 38,139
0.0
1,240,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
5.918%, (TSFR3M +
1.600%),
10/15/2034 1,241,760
0.1
750,000
(1)(3)
Wind River CLO Ltd.
2021-2A BR, 5.612%,
(TSFR3M + 1.600%),
07/20/2034 751,148
0.1
400,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 414,790
0.0
79,738,162
8.6
Student Loan Asset-Backed Securities : 1.4%
259,672
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 232,001
0.0
195,887
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 163,766
0.0
191,033
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 181,071
0.0
240,059
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 225,235
0.0
1,550,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,338,651
0.2
395,692
(1)
SMB Private Education
Loan Trust 2024-
F A1A, 5.060%,
03/16/2054 401,582
0.1
2,168,812
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,110,218
0.3
2,100,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,033,157
0.2
5,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,849,798
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 967,894
0.1
12,503,373
1.4
Total Asset-Backed
Securities
(Cost $93,801,776)
93,248,373
10.1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.0%
2,000,000
(1)(3)
ALA Trust 2025-OANA
A, 5.894%, (TSFR1M +
1.743%),
06/15/2040 2,013,318
0.2
2,000,000
(1)(3)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,087,615
0.2
11,448,648
(3)(6)
BANK 2019-BN16 XA,
1.091%,
02/15/2052 269,403
0.0
2,000,000
(3)
BANK5 2025-5YR14
C, 6.474%,
04/15/2058 2,096,735
0.2
1,000,000
(3)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 1,006,315
0.1
2,500,000
(1)(3)
BDS LLC 2025-FL15
A, 5.534%, (TSFR1M +
1.400%),
03/19/2043 2,507,032
0.3
17,813,001
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.172%,
03/15/2052 450,206
0.0
1,000,000
(3)
Benchmark Mortgage
Trust 2025-V17 C,
5.873%,
09/15/2058 1,005,981
0.1
1,000,000
(1)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS A, 6.000%,
(TSFR1M + 1.850%),
08/15/2042 1,004,831
0.1
1,700,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 5.891%,
(TSFR1M + 1.741%),
02/15/2039 1,696,614
0.2
1,348,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.357%,
05/25/2052 1,146,585
0.1
1,500,000
(3)
BMO Mortgage Trust
2025-5C10 B, 6.445%,
05/15/2058 1,568,742
0.2
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.486%,
(TSFR1M + 1.386%),
01/17/2043 998,424
0.1
2,940,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.435%,
(TSFR1M + 2.285%),
10/15/2036 2,938,066
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
760,415
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.791%,
(TSFR1M + 1.641%),
05/15/2041 $ 762,370
0.1
1,761,276
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.091%,
(TSFR1M + 1.941%),
03/15/2041 1,766,639
0.2
1,000,000
(1)(3)
BX Trust 2023-DELC
A, 6.840%, (TSFR1M +
2.690%),
05/15/2038 1,008,279
0.1
955,585
(1)(3)
BX Trust 2025-LUNR
A, 5.650%, (TSFR1M +
1.500%),
06/15/2040 958,801
0.1
2,250,000
(1)(3)
BXMT Ltd. 2025-FL5
A, 5.775%, (TSFR1M +
1.639%),
10/18/2042 2,260,397
0.2
15,787,582
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.473%,
08/10/2049 62,452
0.0
1,500,000  CD Mortgage Trust
2018-CD7 A4, 4.279%,
08/15/2051 1,490,089
0.2
45,133,964
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.817%,
06/10/2051 662,079
0.1
1,650,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 1,671,768
0.2
65,166,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 612,013
0.1
1,000,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.337%,
10/10/2048 979,221
0.1
34,497,110
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.994%,
02/10/2049 3,293
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,447,527
0.2
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 765,186
0.1
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 762,859
0.1
500,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 B, 5.040%,
11/15/2051 478,191
0.1
1,500,000
(1)(3)
Extended Stay America
Trust 2025-ESH D,
6.750%, (TSFR1M +
2.600%),
10/15/2042 1,510,311
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
Extended Stay America
Trust 2025-ESH E,
7.500%, (TSFR1M +
3.350%),
10/15/2042 $ 2,012,501
0.2
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.750%,
(TSFR1M + 2.600%),
12/15/2039 2,007,162
0.2
9,946,565  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,192,157
0.1
43,868
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 43,233
0.0
1,755,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,684,334
0.2
7,244,483
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.743%,
06/10/2047 2,717
0.0
1,000,000
(1)(3)
GSAT Trust 2025-BMF
A, 5.650%, (TSFR1M +
1.500%),
07/15/2040 1,001,500
0.1
1,000,000
(1)(3)
GSAT Trust 2025-BMF
B, 6.100%, (TSFR1M +
1.950%),
07/15/2040 1,001,945
0.1
1,000,000
(1)(3)
ILPT Commercial
Mortgage Trust 2025-
LPF2 A, 5.468%,
07/13/2042 1,019,302
0.1
3,000,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
7.000%, (TSFR1M +
2.850%),
03/15/2042 3,004,217
0.3
1,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.445%, (TSFR1M +
1.295%),
05/15/2039 973,617
0.1
1,250,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.742%,
(TSFR1M + 1.592%),
05/15/2041 1,248,624
0.1
2,000,000
(1)(3)
MF1 LLC 2024-FL14
A, 5.871%, (TSFR1M +
1.737%),
03/19/2039 2,009,374
0.2
1,000,000
(1)(3)
PRM Trust 2025-PRM6
A, 4.630%,
07/05/2033 997,364
0.1
530,000
(1)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 477,109
0.1
1,000,000
(1)(3)
SDAL Trust 2025-DAL
A, 6.591%, (TSFR1M +
2.441%),
04/15/2042 1,010,615
0.1
1,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 6.100%, (TSFR1M +
1.950%),
10/15/2041 1,002,980
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,370,000
(1)(3)
SMRT 2022-MINI D,
6.101%, (TSFR1M +
1.950%),
01/15/2039 $ 2,359,839
0.3
1,250,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.993%,
(TSFR1M + 1.842%),
02/15/2042 1,246,888
0.1
24,262,710
(3)(6)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.620%,
04/15/2054 1,387,140
0.2
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP B,
6.991%, (TSFR1M +
2.841%),
04/15/2038 1,002,276
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $63,526,837)
64,676,236
7.0
U.S. TREASURY OBLIGATIONS : 5.4%
United States Treasury Bonds : 1.0%
1,292,500
4.750
%,
02/15/2045 1,300,881
0.1
2,521,000
4.750
%,
05/15/2055 2,529,666
0.3
5,361,100
4.875
%,
08/15/2045 5,481,306
0.6
9,311,853
1.0
United States Treasury Notes : 4.4%
5,466,700
3.375
%,
09/15/2028 5,429,757
0.6
2,057,800
3.500
%,
09/30/2027 2,053,459
0.2
6,218,100
3.625
%,
09/30/2030 6,186,766
0.7
2,620,100
3.750
%,
05/15/2028 2,628,851
0.3
8,288,000
3.875
%,
09/30/2032 8,261,452
0.9
70,000
3.875
%,
08/15/2034 68,942
0.0
214,000
4.000
%,
03/31/2030 216,483
0.0
243,100
4.000
%,
04/30/2032 244,558
0.0
15,269,400
(2)
4.250
%,
08/15/2035 15,394,657
1.7
188,300
4.375
%,
05/15/2034 192,695
0.0
40,677,620
4.4
Total U.S. Treasury
Obligations
(Cost $49,694,365)
49,989,473
5.4
SOVEREIGN BONDS : 1.2%
BRL
60,932
(8)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 11,054,640
1.2
Total Sovereign Bonds
(Cost $9,149,393)
11,054,640
1.2
MUNICIPAL BONDS : 0.2%
California : 0.2%
500,000  California State
University, 6.434%,
11/01/2030 528,279
0.1
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
California: (continued)
170,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 $ 186,816
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 359,057
0.1
200,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.398%,
05/15/2031 208,713
0.0
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 323,790
0.0
1,606,655
0.2
Total Municipal Bonds
(Cost $1,470,000)
1,606,655
0.2
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 18.4%
Affiliated Investment Companies : 18.4%
7,855,477  Voya VACS Series
EMHCD Fund
83,660,833
9.1
2,812,945  Voya VACS Series HYB
Fund
29,254,633
3.2
5,328,383  Voya VACS Series SC
Fund
56,747,278
6.1
169,662,744
18.4
Total Mutual Funds
(Cost $160,543,773)
169,662,744
18.4
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $55,229)
19,659
0.0
Total Long-Term
Investments
(Cost $906,175,123)
894,497,981
96.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.8%
Commercial Paper : 2.3%
3,000,000  AutoZone, Inc., D,
4.270
%,
10/06/2025 2,997,898
0.3
3,750,000  Dominion Resources,
Inc.,
4.330
%,
10/15/2025 3,743,342
0.4
3,000,000  Duke Energy Co.,
2.120
%,
10/02/2025 2,999,651
0.3
2,000,000  Enbridge US, inc.,
4.290
%,
10/01/2025 1,999,765
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
3,000,000
(1)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 $ 2,999,650
0.3
2,000,000
Kellanova,
4.370
%,
10/23/2025 1,994,509
0.2
2,300,000  McCormick & Company,
Inc,
4.220
%,
10/01/2025 2,299,734
0.3
3,000,000
Oracle Corp.,
4.310
%,
11/21/2025 2,981,676
0.3
Total Commercial Paper
(Cost $22,018,245)
22,016,225
2.3
Repurchase Agreements : 1.2%
2,871,362
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $2,871,693,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,928,824, due
08/27/27-09/01/55)
2,871,362
0.3
121,405
(10)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$121,419, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $123,833, due
07/15/26-08/15/54)
121,405
0.0
2,328,837
(10)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $2,329,106,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $2,375,414, due
08/01/32-06/01/64)
2,328,837
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
228,728
(10)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$228,754, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $233,303, due
12/31/31-05/31/32)
$ 228,728
0.0
316,231
(10)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$316,267, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $322,556, due
11/18/25-08/15/55)
316,231
0.1
1,806,801
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,807,009,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,842,938, due
01/15/29-10/01/55)
1,806,801
0.2
101,782
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$101,794, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $103,818, due
10/23/25-08/15/55)
101,782
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,966,660
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $2,967,009,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$3,020,442, due
10/15/26-02/15/54)
$ 2,966,660
0.3
Total Repurchase
Agreements
(Cost $10,741,806)
10,741,806
1.2
Time Deposits : 0.2%
300,000
(10)
Canadian Imperial Bank
of Commerce,
4.090
%,
10/01/2025 300,000
0.0
280,000
(10)
DZ Bank AG,
4.080
%,
10/01/2025 280,000
0.0
270,000
(10)
HSBC Bank PLC,
4.130
%,
10/01/2025 270,000
0.0
290,000
(10)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 290,000
0.0
300,000
(10)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 300,000
0.1
300,000
(10)
Royal Bank of Canada,
4.140
%,
10/01/2025 300,000
0.1
300,000
(10)
Societe Generale S.A.,
4.090
%,
10/01/2025 300,000
0.0
Total Time Deposits
(Cost $2,040,000)
2,040,000
0.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
509,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $509,000) $ 509,000 0.1
Total Short-Term
Investments
(Cost $35,309,051)
$ 35,307,031
3.8
Total Investments in
Securities
(Cost $941,484,174) $ 929,805,012 100.7
Liabilities in Excess of
Other Assets
(6,133,481) (0.7)
Net Assets $ 923,671,531 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of September 30, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
ECOFC Enterprise 11th District COFI Replacement Index
H15T1Y U.S. Treasury 1-Year Constant Maturity
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 201,397,970 $ — $ 201,397,970
Mutual Funds 169,662,744 — — 169,662,744
U.S. Government Agency Obligations — 152,424,407 — 152,424,407
Collateralized Mortgage Obligations — 150,417,824 — 150,417,824
Asset-Backed Securities — 93,248,373 — 93,248,373
Commercial Mortgage-Backed Securities — 64,676,236 — 64,676,236
U.S. Treasury Obligations — 49,989,473 — 49,989,473
Sovereign Bonds — 11,054,640 — 11,054,640
Municipal Bonds — 1,606,655 — 1,606,655
Purchased Options — 19,659 — 19,659
Short-Term Investments 509,000 34,798,031 — 35,307,031
Total Investments, at fair value $ 170,171,744 $ 759,633,268 $ — $ 929,805,012
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 10,794 — 10,794
Centrally Cleared Interest Rate Swaps — 28,845 — 28,845
Forward Foreign Currency Contracts — 518 — 518
Forward Premium Swaptions — 1,155,058 — 1,155,058
Futures 1,915,827 — — 1,915,827
Total Assets $ 172,087,571 $ 760,828,483 $ — $ 932,916,054
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (1,035,885) $ — $ (1,035,885)
Centrally Cleared Interest Rate Swaps — (58,542) — (58,542)
Forward Foreign Currency Contracts — (1,511,230) — (1,511,230)
Forward Premium Swaptions — (590,419) — (590,419)
Futures (137,805) — — (137,805)
Written Options — (41,993) — (41,993)
Total Liabilities $ (137,805) $ (3,238,069) $ — $ (3,375,874)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 75,274,187 $ 3,906,609 $ — $ 4,480,037 $ 83,660,833 $ 3,906,586 $ — $ —
Voya VACS Series HYB Fund
27,347,830 1,493,894 — 412,909 29,254,633 1,493,897 — —
Voya VACS Series SC Fund
55,841,453 — — 905,825 56,747,278 2,635,553 — —
$ 158,463,470 $ 5,400,503 $ — $ 5,798,771 $ 169,662,744 $ 8,036,036 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 9,789,059 BRL 60,932,000 Goldman Sachs International 01/05/26 $ (1,400,948)
BRL 103,062 USD 18,670 Morgan Stanley Capital Services LLC 11/07/25 518
USD 2,785,796 MXN 52,214,249 Morgan Stanley Capital Services LLC 11/07/25 (53,915)
EUR 14,549 USD 17,282 Standard Chartered Bank 10/31/25 (169)
USD 2,783,514 MXN 52,214,248 Standard Chartered Bank 11/07/25 (56,198)
$ (1,510,712)
At September 30, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 42 12/19/25 $ 4,725,000 $ (35,764)
U.S. Treasury Long Bond 309 12/19/25 36,027,469 603,370
U.S. Treasury Ultra Long Bond 515 12/19/25 61,832,187 1,203,428
$ 102,584,656 $ 1,771,034
Short Contracts:
U.S. Treasury 2-Year Note (243) 12/31/25 (50,640,820) 6,559
U.S. Treasury 5-Year Note (589) 12/31/25 (64,316,039) 102,470
U.S. Treasury Ultra 10-Year Note (186) 12/19/25 (21,404,531) (102,041)
$ (136,361,390) $ 6,988
At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 42,
Version 1 Buy (5.000) 06/20/29 USD 36,000,000 $ (2,975,804) $ (439,357)
CDX North American High Yield Index Series 44,
Version 1 Buy (5.000) 06/20/30 USD 14,000,000 (1,118,180) (596,528)
$ (4,093,984) $ (1,035,885)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond
Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX.North American Index High Yield Series,
45, Version 1 Sell 5.000 12/20/30 USD 9,091,000 $ 702,112 $ 10,794
$ 702,112 $ 10,794
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At September 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.933 % Annual 05/05/45 USD 4,368,035 $ (17,498) $ (17,498)
Receive 1-day Secured Overnight Financing Rate Annual 4.452 Annual 11/29/44 USD 4,967,900 (6,677) (6,677)
Receive 1-day Secured Overnight Financing Rate Annual 4.444 Annual 08/16/44 USD 4,846,800 (5,792) (5,792)
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 3,633,962 (18,769) (18,769)
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 1,722,947 24,593 24,593
Receive 1-day Secured Overnight Financing Rate Annual 3.932 Annual 07/20/37 USD 1,122,600 (9,806) (9,806)
Receive 1-day Secured Overnight Financing Rate Annual 3.736 Annual 07/20/37 USD 634,500 4,252 4,252
$ (29,697) $ (29,697)
At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.500% 11/19/25 USD 4,027,000 $ 21,045 $ (14,137)
Put on 5-Year
Credit Default
Swap
Royal Bank of
Canada
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.500% 11/19/25 USD 5,126,000 26,912 (17,994)
$ 47,957 $ (32,131)
At September 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 9,890,000 $ 55,229 $ 19,659
$ 55,229 $ 19,659

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 4,945,000 $ 40,724 $ (9,862)
Put on 2-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.700%
1-day Secured Overnight
Financing Rate 10/03/25 USD 12,187,000 19,621 —
$ 60,345 $ (9,862)
At September 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Receive
1-day Secured Overnight
Financing Rate 07/16/27 USD 4,881,000 $ (217,815) $ 29,113
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 5,217,000 — 63,992
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 (508,912) (222,583)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 12,484,500 (2,184,788) 255,257
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) 397,273
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Pay
1-day Secured Overnight
Financing Rate 07/16/27 USD 4,881,000 (217,815) (78,898)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 (3,505,140) 317,774
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 4,988,800 (232,677) (39,967)
$ (10,567,297) $ 721,961
At September 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 24,944,000 $ 116,489 $ 6,747
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 51,134,000 59,315 (1,902)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.000% Pay
1-day Secured Overnight
Financing Rate 09/08/26 USD 51,133,000 53,690 26,246
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.133% Pay
1-day Secured Overnight
Financing Rate 08/27/27 USD 12,472,000 62,204 9,096
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Pay
1-day Secured Overnight
Financing Rate 08/23/27 USD 12,472,000 63,140 7,911
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 24,943,000 124,091 4,812
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 12,472,000 62,360 2,699
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 5,217,000 94,428 (135,420)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 508,912 (62,371)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 24,944,000 116,489 (8,953)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 2.150% Receive 3-month EUR-EURIBOR 07/21/26 EUR 49,451,000 70,831 10,085
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 89,798,400 255,925 (19,188)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.133% Receive
1-day Secured Overnight
Financing Rate 08/27/27 USD 12,472,000 62,204 (558)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Receive
1-day Secured Overnight
Financing Rate 08/23/27 USD 12,472,000 63,140 2,814
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 24,943,000 124,091 13,964

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 12,472,000 $ 62,360 $ 7,275
Put on 1-Year Interest
Rate Swap
Nomura International
PLC 3.631% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 51,133,000 48,576 (13,339)
Put on 1-Year Interest
Rate Swap
Nomura International
PLC 3.622% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 25,567,000 24,289 (7,240)
$ 1,972,534 $ (157,322)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 24,021,943
Gross Unrealized Depreciation (35,701,106)
Net Unrealized Depreciation $ (11,679,163)